As filed via EDGAR with the Securities and Exchange Commission on December 30, 1998.



                                                               File No. 811-7843
                                                      Registration No. 333-13317
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |_|


                         Pre-Effective Amendment No.                         |_|

                         Post-Effective Amendment No. 3                      |X|


                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        |_|


                                 Amendment No. 5                             |X|
                         -------------------------------
                            MUTUAL FUND SELECT GROUP
               (Exact Name of Registrant as Specified in Charter)



                                 101 Park Avenue
                            New York, New York 10178
               --------------------------------------------------
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (212) 492-1600

                                   Copies to:


George Martinez, Esq.      Peter Eldridge             Gary S. Schpero, Esq.
BISYS Fund Services, Inc.  Chase Manhattan Bank       Simpson Thacher & Bartlett
3435 Stelzer Road          270 Park Avenue            425 Lexington Avenue
Columbus, Ohio  43219      New York, New York 10017   New York, New York 10017
--------------------------------------------------------------------------------

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

         [ ]     Immediately upon filing pursuant to        [ ]     on (         ) pursuant to
                 paragraph (b)                                      paragraph (b)
         [X]     60 days after filing pursuant to           [ ]     on (             ) pursuant to
                 paragraph (a)(1)                                   paragraph (a)(1)
         [ ]     75 days after filing pursuant to           [ ]     on (          ) pursuant to
                 paragraph (a)(2)                                   paragraph (a)(2) rule 485.


If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                -------------


The Registrant has registered an indefinite number or amount of its shares of common stock for each of its series of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 on December 23, 1996 and the Rule 24f-2 Notice for the Registrant's fiscal year ended October 31, 1997 was filed on January 22, 1998.

                            MUTUAL FUND SELECT GROUP
                       Registration Statement on Form N-1A

                              CROSS-REFERENCE SHEET
            Pursuant to Rule 495(a) Under the Securities Act of 1933


                              SELECT BALANCED FUND
                            SELECT EQUITY INCOME FUND
                          SELECT LARGE CAP EQUITY FUND
                          SELECT LARGE CAP GROWTH FUND
                      SELECT NEW GROWTH OPPORTUNITIES FUND
                           SELECT SMALL CAP VALUE FUND
                        SELECT INTERNATIONAL EQUITY FUND
                           SELECT SHORT-TERM BOND FUND
                          SELECT INTERMEDIATE BOND FUND
                                SELECT BOND FUND


Item Number
 Form N-1A,                                                           Statement of Additional
   Part A           Prospectus Caption                                  Information Caption
-----------         ------------------                                -----------------------
                    Captions apply to all Prospectuses.

     1              Front Cover Page                                            *

     2(a)           Expense Summary                                             *

      (b)           Not Applicable                                              *

     3(a)           Not Applicable                                              *

      (b)           Not Applicable                                              *

      (c)           Performance Information                                     *


     4(a)(b)        Other Information                                           *
                    Concerning the Fund;
                    Fund Objective; Investment
                    Policies

      (c)           Fund Objective; Investment                                  *
                    Policies

      (d)           Not Applicable                                              *

     5(a)           Management                                                  *

      (b)           Management                                                  *

      (c)(d)        Management; Other Information Concerning the Fund           *

Item Number
 Form N-1A,                                                           Statement of Additional
   Part A           Prospectus Caption                                  Information Caption
-----------         ------------------                                -----------------------

      (e)           Other Information Concerning                                *
                    the Fund; Back Cover Page

      (f)           Other Information Concerning                                *
                    the Fund

      (g)           Not Applicable                                              *

      5A            Not Applicable                                              *

     6(a)           Other Information Concerning                                *
                    the Fund

      (b)           Not Applicable                                              *

      (c)           Not Applicable                                              *

      (d)           Not Applicable                                              *

      (e)(f)        About Your Investment; How to Purchase and Redeem           *
                    Shares; How Distributions Are Made; Tax Information;
                    Other Information Concerning the Fund

      (f)           How Distributions are Made;                                 *
                    Tax Information

      (g)           How Distributions are Made;                                 *
                    Tax Information

      (h)           About Your Investment; How to                               *
                    Purchase and Redeem Shares;
                    Other Information Concerning the Fund

     7(a)           How to Purchase and Redeem Shares                           *

      (b)           How the Fund Values its Shares;                             *
                    How to Purchase and Redeem Shares

      (c)           Not Applicable                                              *

      (d)           How to Purchase and Redeem Shares                           *

Item Number
 Form N-1A,                                                           Statement of Additional
   Part A           Prospectus Caption                                  Information Caption
-----------         ------------------                                -----------------------

      (e)           Management; Other Information                               *
                    Concerning the Fund

      (f)           Other Information Concerning the                            *
                    Fund

     8(a)           How to Purchase and Redeem Shares                           *

      (b)           How to Purchase and Redeem Shares                           *

      (c)           How to Purchase and Redeem Shares                           *

      (d)           How to Purchase and Redeem Shares                           *

     9              Not Applicable                                              *

Chase Vista Funds
Select Funds Prospectus


[Front cover page]

Chase Vista Select Funds






Prospectus
February 26, 1999

Select Short-Term Bond Fund
Select Intermediate Bond Fund
Select Bond Fund
Select Balanced Fund
Select Equity Income Fund
Select Large Cap Equity Fund
Select Large Cap Growth Fund
Select Growth and Income Fund
Select New Growth Opportunities Fund
Select Small Cap Value Fund
Select International Equity Fund








Neither the Securities and Exchange Commission nor any state securities commission has approved of securities of this Fund or determined if this prospectus is accurate or complete. It is a crime to state otherwise.

Contents


Information about the Funds                        x
        Select Short-Term Bond Fund                              x
        Select Intermediate Bond Fund                            x
        Select Bond Fund                                         x
        Select Balanced Fund                                     x
        Select Equity Income Fund                                x
        Select Large Cap Equity Fund                             x
        Select Large Cap Growth Fund                             x
        Select Growth and Income Fund                            x
        Select New Growth Opportunities Fund                     x
        Select Small Cap Value Fund                              x
        Select International Equity Fund                         x


How your account works                                    x
        Buying Fund shares                                       x
        Selling Fund shares                                      x
        Other information concerning the Funds            x

Distributions and taxes                                   x

What the Terms Mean

Financial highlights of the Funds                         x

Information about the Fund

Select Short-Term Bond Fund

The Fund's objective

The Fund seeks a high level of income consistent with preservation of capital.

The Fund's main investment strategy

Under normal market conditions, the Fund will invest at least 65% of its total assets in bonds which have a maturity of three years or less. The Fund's dollar-weighted average maturity will not exceed three years.

Substantially all of the Fund's investments will be investment grade, which means a rating of Baa or higher by Moody's Investors Service, Inc. BBB or higher, by Standard & Poor's Corporation, or the equivalent by another national rating organization. They may also include unrated securities of comparable quality.

The Fund may make substantial investments in foreign debt securities, including securities of issuers in developing countries, as long as they meet the Fund's credit quality standards.

The Fund develops an appropriate portfolio strategy by focusing on active sector and security selection. This selection is based on a relative value investment approach, and secondly, on active duration management. In seeking relative value, the advisers analyze whether the values and risks of the different sectors and securities are appropriately priced given the fundamental and technical factors in the market at any time. The advisers also use yield curve strategies in certain interest rate environments, which forms an important dimension of their overall investment strategy.

The advisers consider several factors when choosing investments, including current yield, preservation of original investment, maturity, credit quality, ease of buying and selling and yield to maturity. The advisers will adjust the portfolio as market conditions change.

The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

[Sidenote] Frequency of trading
The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Select Short-Term Bond Fund.

The value of fixed income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, while the value of fixed-income securities will generally increase when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as securities without prepayment features.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile.

The value of interest-only and principal-only mortgage backed securities are more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities.

Investments in foreign issuers may be riskier than investments in the United States. They may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. If the Fund were to invest in a security which is not denominated in U.S. dollars, it also would be subject to currency exchange risk. These risks increase when investing in issuers located in developing countries.

The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Derivatives may be more risky than other types of investments and they could cause losses that exceed the Fund's original investment.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's past performance
This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to [Index], a widely recognized benchmark for fixed income funds.

On January 1, 1997, the Fund received the assets of a common trust fund which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]

Best quarter:                --%, xth quarter, 1900
Worst quarter:               --%, xth quarter, 1900


Average annual total returns
For the periods ending December 31, 1998:

                         Past 1 year                            Past 5 years
----------------------   -------------------   ---------------------------------------------------
Shares                   --%                   --%                       --%
----------------------   -------------------   -----------------------   -------------------------
Index                    --%                   --%                       --%
----------------------   -------------------   -----------------------   -------------------------

Fees and expenses

The following shows the fees and expenses charged when you own shares of the Fund

You don't pay any charges or commissions to invest in the Fund.

The table below is based on expenses incurred in the most recent fiscal year.

Annual Fund operating expenses (expenses that deducted from Fund assets)

---------------   ------------   --------   ----------
                                            Total
                                            annual
                                            Fund
                  Distribution   Other      operating
Management fee    (12b-1) fees   expenses   expenses
---------------   ------------   --------   ----------
--%                --%             --%         --%
---------------   ------------   --------   ----------


[Sidenote]
The actual management fee is currently expected to be --%, other expenses are expected to be --% and the total annual fund operating expenses are expected not to exceed --%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.


Example
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:
o you invest $10,000
o you sell all your shares at the end of the period
o your investment has a 5% return each year, and
o the Fund's operating expenses remain the same as shown above.

------------ ---------- ---------- ------------
1 year       3 years    5 years    10 years
------------ ---------- ---------- ------------
$230         $390       $560       $1,070
------------ ---------- ---------- ------------

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

Select Intermediate Bond Fund

The Fund's objective

The Fund seeks as high a high level of income as possible as is consistent with reasonable risk.

The Fund's main investment strategy

Under normal market conditions, the Fund will invest at least 65% of its total assets in a broad range of investment-grade debt securities. These include debt securities issued by the U.S. Government and its agencies and authorities, investment-grade corporate bonds and other fixed income securities.

The Fund's dollar weighted average maturity is between three and 10 years.

The Fund may make substantial investments in foreign debt securities, including securities of issuers in developing countries, as long as they meet the Fund's credit quality standards.

The Fund develops an appropriate portfolio strategy by focusing on active sector and security selection. This selection is based on a relative value investment approach, and secondly, active duration management. In seeking relative value, the advisers analyze whether the values and risks of the different sectors and securities are appropriately priced given the fundamental and technical factors in the market at any point in time. The advisers also use yield curve strategies in certain interest rate environments, which forms an important dimension of their overall investment strategy.

The advisers consider several factors when choosing investments, including current yield, preservation of original investment, maturity, credit quality, ease of buying and selling and yield to maturity. The advisers will adjust the portfolio as market conditions change.

The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets, the Fund may put any amount of its assets in high quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

[Sidenote] Frequency of trading
The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Select Intermediate Bond Fund.

The value of fixed income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, while the value of fixed-income securities will generally increase when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as securities without prepayment features.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile.

The value of interest-only and principal-only mortgage backed securities are more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities.

Investments in foreign issuers may be riskier than investments in the United States. They may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. If the Fund were to invest in a security which is not denominated in U.S. dollars, it also would be subject to currency exchange risk. These risks increase when investing in issuers located in developing countries.

The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Derivatives may be more risky than other types of investments and they could cause losses that exceed the Fund's original investment.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to [Index], a widely recognized benchmark for fixed income funds.

On January 1, 1997, the Fund received the assets of a common trust fund which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]

Best quarter:                --%, xth quarter, 1900
Worst quarter:               --%, xth quarter, 1900

Average annual total returns
For the periods ending December 31, 1998:

----------------------   -------------------   -----------------------   -------------------------
                         Past 1 year           Past 5 years              Past 10 years
----------------------   -------------------   -----------------------   -------------------------
Shares                   --%                   --%                       --%
----------------------   -------------------   -----------------------   -------------------------
Index                    --%                   --%                       --%
----------------------   -------------------   -----------------------   -------------------------

Fees and expenses

The following shows the fees and expenses charged when you own shares of the Fund.

You don't pay any charges or commissions to invest in the Fund.

The table below is based on expenses incurred in the most recent fiscal year.

Annual Fund operating expenses (expenses that are deducted from Fund assets)

---------------   ------------   --------   ----------
                                            Total
                                            annual
                                            Fund
                  Distribution   Other      operating
Management fee    (12b-1) fees   expenses   expenses
---------------   ------------   --------   ----------
--%                --%             --%         --%
---------------   ------------   --------   ----------

[Sidenote]
The actual management fee is currently expected to be --%, other expenses are expected to be --% and the total annual Fund operating expenses are expected not to exceed --%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time. The table does not reflect charges or credits which you might incur if you invest through a financial institution.

Example
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:
o you invest $10,000
o you sell all your shares at the end of the period
o your investment has a 5% return each year, and
o the Fund's operating expenses remain the same as shown above.

------------ ---------- ---------- ------------
1 year       3 years    5 years    10 years
------------ ---------- ---------- ------------
$520         $680       $850       $1,340
------------ ---------- ---------- ------------

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

Select Bond Fund

The Fund's objective

The Fund seeks to provide as high a level of income as is consistent with reasonable risk.

The Fund's main investment strategy

The Fund invests mainly in investment grade corporate bonds as well as other debt securities. Under normal market conditions, the Fund will invest at least 65% of its total assets in debt securities with at least an "A" rating or the equivalent from Moody's Investors Service, Inc., Standard & Poor's Corporation, or Fitch Investor's Service Inc. or in securities that are unrated but of comparable quality.

The Fund may make substantial investments in foreign debt securities, including securities of issuers in developing countries, as long as they meet the Fund's credit quality standards.

The Fund develops an appropriate portfolio strategy by focusing on active sector and security selection. This selection is based on a relative value investment approach, and secondly, active duration management. In seeking relative value, the advisers analyze whether the values and risks of the different sectors and securities are appropriately priced given the fundamental and technical factors in the market at any point in time. The advisers also use yield curve strategies in certain interest rate environments, which forms an important dimension of their overall investment strategy.

The advisers consider several factors when choosing investments, including current yield, preservation of original investment, maturity, credit quality, ease of buying and selling and yield to maturity. The advisers will adjust the portfolio as market conditions change.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio. The advisers will change the actual maturities according to changes in the market.

The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets, the Fund may put any amount of its assets in high-quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

[Sidenote] Frequency of trading
The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Select Bond Fund.

The value of fixed income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, while the value of fixed-income securities will generally increase when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as securities without prepayment features.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile.

The value of interest-only and principal-only mortgage backed securities are more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities.

Investments in foreign issuers may be riskier than investments in the United States. They may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Derivatives may be more risky than other types of investments and they could cause losses that exceed the Fund's original investment.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

[Sidenote:] An investment in the Fund isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to [Index], a widely recognized benchmark for fixed income funds.

On January 1, 1997, the Fund received the assets of three common trust funds which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of one of the common trust funds whose assets were transferred to the Fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]

Best quarter:                --%, xth quarter, 1900
Worst quarter:               --%, xth quarter, 1900

Average annual total returns
For the periods ending December 31, 1998:

----------------------   -------------------   -----------------------   -------------------------
                         Past 1 year           Past 5 years              Past 10 years
----------------------   -------------------   -----------------------   -------------------------
Shares                   --%                   --%                       --%
----------------------   -------------------   -----------------------   -------------------------
Index                    --%                   --%                       --%
----------------------   -------------------   -----------------------   -------------------------

Fees and expenses

The following shows the fees and expenses charged when you own shares of the Fund

You don't pay any charges or commissions to invest in the Fund.

The table below is based on expenses incurred in the most recent fiscal year.

Annual Fund operating expenses (expenses that are deducted from Fund assets)

---------------   ------------   --------   ----------
                                            Total
                                            annual
                                            Fund
                  Distribution   Other      operating
Management fee    (12b-1) fees   expenses   expenses
---------------   ------------   --------   ----------
--%               --%            --%        --%
---------------   ------------   --------   ----------

[Sidenote]
The actual management fee is currently expected to be --%, other expenses are expected to be --% and the total annual Fund operating expenses are expected not to exceed --%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

Example
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:
o you invest $10,000
o you sell all your shares at the end of the period
o your investment has a 5% return each year, and
o the Fund's operating expenses remain the same as shown above.

------------ ---------- ---------- ------------
1 year       3 years    5 years    10 years
------------ ---------- ---------- ------------
$520         $680       $850       $1,340
------------ ---------- ---------- ------------

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

Select Balanced Fund

The Fund's objective

The Fund seeks to maximize total return through long-term capital growth and earning current income.

The Fund's main investment strategy

The Fund invests in both equity and debt securities. Under normal market conditions, the Fund invests 35% to 70% of its total assets in equity securities. Most of these are in well known, established companies with market capitalizations of at least $200 million at the time of purchase and which are traded on established securities markets or over-the-counter. Market capitalization is the total market value of a company's shares. Equity securities include common stocks, preferred stocks and securities that are convertible into common stocks, and warrants to buy common stocks.

Under normal conditions, the Fund will invest at least 25% of its total assets in investment grade debt securities. These include non-convertible corporate debt and U.S. Government debt securities. The Fund invests in corporate debt securities that are rated Baa or higher by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's Corporation, or the equivalent rating by another national rating organization. It may also invest in unrated securities of comparable quality. There is no restriction on the maturity of the Fund's fixed income portfolio or of any individual security in the portfolio. The average maturity, or time until debt investments come due, will vary as market conditions change.

The Fund's advisers may change the balance between equity and fixed income investments to suit market conditions.

The Fund may invest up to 20% of it total assets in foreign securities. These investments may take the form of depositary receipts. The Fund may also invest in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund's equity holdings may also include real estate investment trusts (REITs), which are pools of investments primarily in income producing real estate or loans related to real estate.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may enter into "dollar rolls", in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may invest any portion of its assets that aren't in stocks or fixed income securities in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

[Sidenote] Frequency of trading
The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

Main risks of investing in the Fund

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Select Balanced Fund.

The value of shares of the Fund will be influenced by conditions in the stock markets as well as the performance of the companies selected for the Fund's portfolio.

The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Smaller companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign issuers may be riskier than investments in the United States. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

 Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro". It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The value of the Fund's fixed income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-related securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, while the value of fixed-income securities will generally increase when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as securities without prepayment features.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile.

The value of interest-only and principal-only mortgage backed securities are more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities.

The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend upon the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government obligations, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments and they could cause losses that exceed the Fund's original investment.

Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to [Index], a widely recognized benchmark for balanced funds.

On January 1, 1997, the Fund received the assets of a common trust fund which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]

Best quarter:                --%, xth quarter, 1900
Worst quarter:               --%, xth quarter, 1900

Average annual total returns
For the periods ending December 31, 1998:

----------------------   -------------------   -------------------------   ----------------------
                         Past 1 year           Past 5 years                Past 10 years
----------------------   -------------------   -------------------------   ----------------------
Shares                   --%                    --%                          --%
----------------------   -------------------   -------------------------   ----------------------
Index                    --%                    --%                          --%
----------------------   -------------------   -------------------------   ----------------------

Fees and expenses

The following shows the fees and expenses charged when you own shares of the Fund

You don't pay any charges or commissions to invest in the Fund.

The table below is based on expenses incurred in the most recent fiscal year.

Annual Fund operating expenses (expenses that are deducted Fund assets)

---------------   ------------   --------   ----------
                                            Total
                                            annual
                                            Fund
                  Distribution   Other      operating
Management fee    (12b-1) fees   expenses   expenses
---------------   ------------   --------   ----------
--%                --%             --%         --%
---------------   ------------   --------   ----------

[Sidenote]
The actual management fee is currently expected to be --%, other expenses are expected to be --% and the total annual Fund operating expenses are expected not to exceed --%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

Example
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:
o you invest $10,000
o you sell all your shares at the end of the period
o your investment has a 5% return each year, and
o the Fund's operating expenses remain the same as shown above.

------------ ---------- ---------- ------------
1 year       3 years    5 years    10 years
------------ ---------- ---------- ------------
$000         $000       $000       $000
------------ ---------- ---------- ------------

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

Select Equity Income Fund

The Fund's objective

The Fund seeks to obtain income primarily by investing in income-producing equity securities.

The Fund's main investment strategy

Under normal market conditions, the Fund invests at least 65% of its total assets in income-producing equity securities. Equity securities include common stocks, preferred stocks and securities that are convertible into common stocks. The major portion of the Fund's assets will be invested in common stocks which are traded on a national securities exchange or on NASDAQ. A significant portion of the Fund's assets may be invested in convertible bonds or convertible preferred stock, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund attempts to achieve a yield higher than the composite yield on the securities in the Standard & Poor's 500 Stock Price Index.

The Fund's equity investments may also include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

The Fund may invest up to 20% of it total assets in foreign securities.

The Fund may invest any portion of its assets that aren't in stocks or investment grade debt securities, high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies ( including its investment objective) without shareholder approval.

[Sidenote] Frequency of trading
The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

Main risks of investing in the Fund

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Select Equity Income Fund.

The value of shares of the Fund will be influenced by conditions in the stock markets as well as the performance of the companies selected for the Fund's portfolio.

The value of the Fund's convertible securities and other fixed income securities tends to fall when prevailing interest rates rise. The price change tends to be greater the longer the time until such securities come due, or mature.

Investments in foreign issuers may be riskier than investments in the United States. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

In early 1999, the European Monetary Union implemented a new currency called the OeuroO. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The market value of the Fund's convertible securities and fixed income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend upon the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments and they could cause losses that exceed the Fund's original investment.

Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to [Index], a widely recognized benchmark for equity funds.

On January 1, 1997, the Fund received the assets of two common trust funds which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of one of the common trust funds whose assets were transferred to the Fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]

Best quarter:                --%, xth quarter, 1900
Worst quarter:               --%, xth quarter, 1900

Average annual total returns
For the periods ending December 31, 1998:

----------------------   -------------------   -------------------------   ----------------------
                         Past 1 year           Past 5 years                Past 10 years
----------------------   -------------------   -------------------------   ----------------------
Shares                   --%                    --%                          --%
----------------------   -------------------   -------------------------   ----------------------
Index                    --%                    --%                          --%
----------------------   -------------------   -------------------------   ----------------------

Fees and expenses

The following shows the fees and expenses charged when you own shares of the Fund

You don't pay any charges or commissions to invest in the Fund.

The table below is based on expenses incurred in the most recent fiscal year.

Annual Fund operating expenses (expenses that are deducted from  Fund assets)

---------------   ------------   --------   ----------
                                            Total
                                            annual
                                            Fund
                  Distribution   Other      operating
Management fee    (12b-1) fees   expenses   expenses
---------------   ------------   --------   ----------
--%                --%             --%         --%
---------------   ------------   --------   ----------

[Sidenote]
The actual management fee is currently expected to be --%, other expenses are expected to be --% and the total annual Fund operating expenses are expected not to exceed --%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

Example
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:
o you invest $10,000
o you sell all your shares at the end of the period
o your investment has a 5% return each year, and
o the Fund's operating expenses remain the same as shown above.

------------ ---------- ---------- ------------
1 year       3 years    5 years    10 years
------------ ---------- ---------- ------------
$000         $000       $000       $000
------------ ---------- ---------- ------------

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

Select Large Cap Equity Fund

The Fund's objective

The Fund seeks capital growth over the long term.

The Fund's main investment strategy

Under normal conditions, the Fund invests at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of companies with market capitalization over $4 billion at the time of purchase. Market capitalization is the total market value of a company's shares. The companies the Fund chooses typically have a large number of publicly held shares and high trading volumes.

The Fund's advisers do quantitative analysis and fundamental research to identify undervalued stocks which appear ready to increase in value. The advisers first seek to identify the strongest sectors of the market, attempt to find the companies in those sectors with the best earnings prospects, then select the companies which appear to have the most attractive values.

The advisers try to diversify their investments across a number of sectors. However, they may change sector weightings in response to market developments.

The Fund may invest up to 20% of it total assets in foreign securities. These investments may take the form of depositary receipts. The Fund may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund may invest any portion of its assets that aren't in stocks in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these investments. During unusual market conditions, the Fund may invest up to 20% of its assets in U.S. Government debt securities.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

[Sidenote] Frequency of trading
The Fund may trade securities actively, which could increase transaction costs, thus lowering performance, and increase your taxable dividends.

Main risks of investing in the Fund

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Select Large Cap Equity Fund.

The value of shares of the Fund will be influenced by conditions in the stock markets as well as the performance of the companies selected for the Fund's portfolio.

Investments in foreign issuers may be riskier than investments in the United States. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro". It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements or U.S. Government debt, it could reduce the Fund's potential returns.

Derivatives may be more risky than other types of investments and they could cause losses that exceed the Fund's original investment.

Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to [Index], a widely recognized benchmark for large capitalization equity funds.

On January 1, 1997, the Fund received the assets of two common trust funds which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of one of the common trust funds whose assets were transferred to the Fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]

Best quarter:                --%, xth quarter, 1900
Worst quarter:               --%, xth quarter, 1900

Average annual total returns
For the periods ending December 31, 1998:

----------------------   -------------------   -------------------------   ---------------------------
                         Past 1 year           Past 5 years                Past 10 years
----------------------   -------------------   -------------------------   ---------------------------
Shares                   --%                    --%                          --%
----------------------   -------------------   -------------------------   ---------------------------
Index                    --%                    --%                          --%
----------------------   -------------------   -------------------------   ---------------------------

Fees and expenses

The following shows the fees and expenses charged when you own shares of the Fund

You don't pay any charges or commissions to invest in the Fund.

The table below is based on expenses incurred in the most recent fiscal year.

Annual Fund operating expenses (expenses that are deducted from Fund assets)

---------------   ------------   --------   ----------
                                            Total
                                            annual
                                            Fund
                  Distribution   Other      operating
Management fee    (12b-1) fees   expenses   expenses
---------------   ------------   --------   ----------
--%                --%             --%         --%
---------------   ------------   --------   ----------

[Sidenote]

The actual management fee is currently expected to be --%, other expenses are expected to be --% and the total annual Fund operating expenses are expected not to exceed --%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

Example
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:
o you invest $10,000
o you sell all your shares at the end of the period
o your investment has a 5% return each year, and
o the Fund's operating expenses remain the same as shown above.

------------ ---------- ---------- ------------
1 year       3 years    5 years    10 years
------------ ---------- ---------- ------------
$000         $000       $000       $000
------------ ---------- ---------- ------------

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

Select Large Cap Growth Fund

The Fund's objective

The Fund's objective is long-term capital growth.

The Fund's main investment strategy

Under normal market conditions, at least 80% of the Fund's total assets will be invested in equity securities (shares) of companies and at least 65% will be invested in established companies with a market capitalization over $1 billion at the time of purchase. Market capitalization is the total market value of a company's shares. The companies the Fund chooses typically have a large number of publicly held shares and high trading volumes.

The Fund's advisers will try to identify high-quality large and medium-size companies with strong balance sheets, above-average historical earnings growth, favorable earnings prospects and leadership positions in their industries.

Up to 20% of the total assets may be invested in foreign securities. These investments may take the form of depositary receipts. It may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

Any money not invested in stocks may be invested in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may invest any amount of its assets in these instruments. During unusual market conditions, the Fund may invest up to 20% of its assets in U.S. Government debt securities.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

 [Sidenote] Frequency of trading
The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Select Large Cap Growth Fund.

The value of the shares will be influenced by conditions in the stock markets as well as the performance of the companies selected for the Fund's portfolio.

Investments in foreign issuers may be riskier than investments in the United States. Since foreign securities are usually denominated in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro". It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government debt, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments and they could cause losses that exceed the Fund's original investment.

Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return in the past year, five years and ten years. It compares that performance to [Index], a widely recognized benchmark for large cap growth funds.

On January 1, 1997, the Fund received the assets of a common trust fund which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]

Best quarter:                --%, xth quarter, 1900
Worst quarter:               --%, xth quarter, 1900

Average annual total returns
For the periods ending December 31, 1998:

----------------------   -------------------   ---------------   -----------------
                         Past 1 year           Past 5 years      Past 10 years
----------------------   -------------------   ---------------   -----------------
Shares                   --%                    --%                --%
----------------------   -------------------   ---------------   -----------------
Index                    --%                    --%                --%
----------------------   -------------------   ---------------   -----------------


Fees and expenses

The following shows the fees and expenses charged when you own shares of the Fund

You don't pay any charges or commissions to invest in the Fund.

The table below is based on expenses incurred in the most recent fiscal year.

Annual Fund operating expenses (expenses that are deducted from Fund assets)

---------------   ------------   --------   ----------
                                            Total
                                            annual
                                            Fund
                  Distribution   Other      operating
Management fee    (12b-1) fees   expenses   expenses
---------------   ------------   --------   ----------
--%                --%             --%         --%
---------------   ------------   --------   ----------

[Footnote]

The actual other expenses are currently expected to be --% and the total annual Fund operating expenses are expected not to exceed --%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

Example
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:

o you invest $10,000
o you sell all your shares at the end of the period
o your investment has a 5% return each year, and
o the Fund's operating expenses remain the same as shown above.

------------ ---------- ---------- ------------
1 year       3 years    5 years    10 years
------------ ---------- ---------- ------------
$000         $000       $000       $000
------------ ---------- ---------- ------------

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

Select Growth and Income Fund

The Fund's objective

The Fund seeks to provide capital growth over the long term and earn income from dividends.

The Fund's main investment strategy

The Fund seeks to achieve its objective by investing all of its investible assets in Growth and Income Portfolio, an open-end investment company which has identical investment objectives and policies as the Fund. As a result, the strategies and risks outlined below apply to Growth and Income Portfolio as well as to the Fund.

Under normal market conditions, the Fund invests at least 80% of its total assets in a broad range of market capitalizations. Market capitalization is the total market value of a company's shares.

The Fund's advisers do quantitative analysis and fundamental research to identify undervalued stocks which appear ready to increase in value. The advisers believe that the market risk that the Fund incurs while seeking capital growth can be at least partly offset by the expected dividend returns on the stocks in the Fund's portfolio.

The Fund may invest up to 20% of it total assets in foreign securities. These investments may take the form of depositary receipts. It may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund's equity holdings may also include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

The Fund may invest any portion of its assets that aren't in stocks in high quality money market instruments. To temporarily defend its assets, the Fund may put any amount of its assets in these investments as well as in U.S. Government debt securities and investment grade debt securities. During unusual market conditions, the Fund may invest up to 20% of its assets in U.S. Government debt securities.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

[Sidenote] Frequency of trading
The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

Main risks of investing in the Fund

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Select Growth and Income Fund.

The value of shares of the Fund will be influenced by conditions in the stock markets as well as the performance of the companies selected for the Fund's portfolio.

Investments in foreign issuers may be riskier than investments in the United States. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro". It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend upon the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise.

If the Fund invests a substantial portion of its assets in money market instruments and debt obligations, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments and they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities.

Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to [Index], a widely recognized benchmark for equity funds.

The performance data for the Fund before January 2, 1998 is based on the historical performance of Class A shares of the Growth and Income Fund, an investment company which invests all its investible assets in Growth and Income Portfolio, adjust to eliminate the effects of any sales charges charged on such Class A shares.

The calculations assume that all dividends and distributions are reinvested in the Fund.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]

Best quarter:                --%, xth quarter, 1900
Worst quarter:               --%, xth quarter, 1900

Average annual total returns
For the periods ending December 31, 1998:

----------------------   -------------------   -------------------------   ----------------------
                         Past 1 year           Past 5 years                Past 10 years
----------------------   -------------------   -------------------------   ----------------------
Shares                   --%                    --%                          --%
----------------------   -------------------   -------------------------   ----------------------
Index                    --%                    --%                          --%
----------------------   -------------------   -------------------------   ----------------------

Fees and expenses

The following shows the fees and expenses charged when you own shares of the Fund

You don't pay any charges or commissions to invest in the Fund.

The table below is based on expenses incurred in the most recent fiscal year.

Annual Fund operating expenses (expenses that are deducted from Fund assets)

---------------   ------------   --------   ----------
                                            Total
                                            annual
                                            Fund
                  Distribution   Other      operating
Management fee    (12b-1) fees   expenses   expenses
---------------   ------------   --------   ----------
--%                --%             --%         --%
---------------   ------------   --------   ----------

[Sidenote]
The actual management fee is currently expected to be --%, other expenses are expected to be --% and the total annual Fund operating expenses are expected not to exceed --%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others.

Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

Example
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:
o you invest $10,000
o you sell all your shares at the end of the period
o your investment has a 5% return each year, and
o the Fund's operating expenses remain the same as shown above.

------------ ---------- ---------- ------------
1 year       3 years    5 years    10 years
------------ ---------- ---------- ------------
$000         $000       $000       $000
------------ ---------- ---------- ------------

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

Select New Growth Opportunities Fund

The Fund's objective

The Fund's objective is long-term capital growth.

The Fund's main investment strategy

Under normal market conditions, at least 80% of the Fund's total assets will be invested in equity securities (shares) of companies and at least 65% will be invested in shares of small and medium-size companies. This refers to companies with a market capitalization of $300 million to $4 billion at the time of purchase. Market capitalization is the total market value of a company's shares.

The Fund's advisers will seek to invest in companies that have consistent and growing earnings and attractively priced stocks. The advisers will use a variety of techniques, including quantitative analysis, fundamental research and their own company earnings model, to identify which companies have good earnings potential.

Up to 20% of the total assets may be invested in foreign securities. These investments may take the form of depositary receipts. It may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

Any money not invested in stocks may be invested in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may invest any amount of its assets in these instruments. During unusual market conditions, the Fund may invest up to 20% of its assets in U.S. Government debt securities.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

 [Sidenote] Frequency of trading
The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Select New Growth Opportunities Fund.

The value of shares of the Fund will be influenced by conditions in the stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund is aggressively managed and prices could fluctuate more than those of more conservative funds.

Because the assets in this Fund are invested mostly in small to mid-size companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That's because smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of their securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign issuers may be riskier than investments in the United States. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro". It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government debt, it could reduce the Fund's potential returns.

Derivatives may be more risky than other types of investments and they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities.

Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return in the past year, five years and since the Fund's inception. It compares that performance to [Index], a widely recognized benchmark for new growth opportunities funds.

On January 1, 1997, the Fund received the assets of a common trust fund which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]

Best quarter:                --%, xth quarter, 1900
Worst quarter:               --%, xth quarter, 1900

Average annual total returns
For the periods ending December 31, 1998:

----------------------   -------------------   ---------------   -----------------
                         Past 1 year           Past 5 years      Since Inception
                                                                 (4/30/89)
----------------------   -------------------   ---------------   -----------------
Shares                   --%                    --%                --%
----------------------   -------------------   ---------------   -----------------
Index                    --%                    --%                --%
----------------------   -------------------   ---------------   -----------------

Fees and expenses

The following shows the fees and expenses charged when you own shares of the Fund

You don't pay any charges or commissions to invest in the Fund.


The table below is based on expenses incurred in the most recent fiscal year.

Annual Fund operating expenses (expenses that are deducted from Fund assets)

---------------   ------------   --------   ----------
                                            Total
                                            annual
                                            Fund
                  Distribution   Other      operating
Management fee    (12b-1) fees   expenses   expenses
---------------   ------------   --------   ----------
--%                --%             --%         --%
---------------   ------------   --------   ----------

[Footnote]
The actual other expenses are currently expected to be --% and the total annual Fund operating expenses are expected not to exceed --%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.


Example
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:
o you invest $10,000
o you sell all your shares at the end of the period
o your investment has a 5% return each year, and
o the Fund's operating expenses remain the same as shown above.

------------ ---------- ---------- ------------
1 year       3 years    5 years    10 years
------------ ---------- ---------- ------------
$000         $000       $000       $000
------------ ---------- ---------- ------------

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

Select Small Cap Value Fund

The Fund's objective

The Fund's objective is long-term capital growth.

The Fund's main investment strategy

Under normal market conditions, at least 80% of the Fund's total assets will be invested in equity securities (shares) of companies and at least 65% will be invested in shares of smaller companies. That refers to companies with a market capitalization of $750 million or less at the time of purchase. Market capitalization is the total market value of a company's shares.

The Fund's advisers will use fundamental research to seek undervalued stocks of financially sound companies with seasoned products and/or services, competitive advantages and market leadership positions. The Fund's advisers will try to choose companies in a variety of market sectors. However, they may change sector weightings in response to market developments.

Up to 20% of the total assets may be invested in foreign securities. These investments may take the form of depositary receipts. It may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

Any money not invested in stocks may be invested in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may invest any amount of its assets in these instruments. During unusual market conditions, the Fund may invest up to 20% of its assets in U.S. Government debt securities.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

[Sidenote] Frequency of trading
The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Select Small Cap Value Fund.

The value of shares of the Fund will be influenced by conditions in the stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund is aggressively managed and prices could fluctuate more than those of more conservative funds.

Because the assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That's because small companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of their securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign issuers may be riskier than investments in the United States. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro". It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government debt, it could reduce the Fund's potential returns.

Derivatives may be more risky than other types of investments and they could cause losses that exceed the Fund's original investment.

Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return in the past year, five years and ten years. It compares that performance to [Index], a widely recognized benchmark for small cap funds.

On January 1, 1997, the Fund received the assets of a common trust fund which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]

Best quarter:                --%, xth quarter, 1900
Worst quarter:               --%, xth quarter, 1900


Average annual total returns
For the periods ending December 31, 1998:

----------------------   -------------------   ---------------   -----------------
                         Past 1 year           Past 5 years      Past 10 years
----------------------   -------------------   ---------------   -----------------
Shares                   --%                    --%                --%
----------------------   -------------------   ---------------   -----------------
Index                    --%                    --%                --%
----------------------   -------------------   ---------------   -----------------

Fees and expenses

The following shows the fees and expenses charged when you own shares of the Fund

You don't pay any charges or commissions to invest in the Fund.

The table below is based on expenses incurred in the most recent fiscal year.

Annual Fund operating expenses (expenses that are deducted from Fund assets)

---------------   ------------   --------   ----------
                                            Total
                                            annual
                                            Fund
                  Distribution   Other      operating
Management fee    (12b-1) fees   expenses   expenses
---------------   ------------   --------   ----------
--%                --%             --%         --%
---------------   ------------   --------   ----------

[Footnote]
The actual other expenses are currently expected to be --% and the total annual Fund operating expenses are expected not to exceed --%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

Example
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:
o you invest $10,000
o you sell all your shares at the end of the period
o your investment has a 5% return each year, and
o the Fund's operating expenses remain the same as shown above.

------------ ---------- ---------- ------------
1 year       3 years    5 years    10 years
------------ ---------- ---------- ------------
$000         $000       $000       $000
------------ ---------- ---------- ------------

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

Select International Equity Fund

The Fund's objective

The Fund seeks total return from long-term capital growth and income.

The Fund's main investment strategy

Under normal conditions, the Fund will invest at least 65% of the its total assets in a broad portfolio of equity securities of established foreign companies of various sizes, including foreign subsidiaries of U.S. companies. Equity securities include common stocks, preferred stocks, securities that are convertible into common stocks and warrants to purchase common stocks. These investments may take the form of depositary receipts.

The Fund's advisers seek to identify those countries and industries where political and economic factors, including currency changes, are likely to produce above-average growth rates. Then the advisers try to identify companies within those countries and industries that are poised to take advantage of those political and economic conditions.

The Fund's advisers will seek to select issuers in several countries -- at least three other than the U.S. However, the Fund may invest a substantial part of its assets in just one country.

The Fund intends to invest in companies (or governments) in the following countries or regions: the Far East (including Japan, Hong Kong, Singapore and Malaysia), Western Europe (including the United Kingdom, Germany, Netherlands, France, Switzerland, Italy and Spain), Scandinavia, Australia, Canada and other countries or areas that the advisers may select from time to time. A substantial part of the Fund's assets may be invested in companies based in Japan, the United Kingdom, and other countries who are heavily represented in an index called the Morgan Stanley Capital International, Europe, Australia and Far East Index. However, the Fund may also invest in companies or governments in developing countries.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The advisers may adjust the Fund's exposure to each currency based on their view of the markets and issuers. They will decide how much to invest in the securities of a particular country or currency by evaluating the yield and potential growth of an investment, as well as the relationship between the currency and the U.S. dollar. They may increase or decrease the emphasis on a type of security, industry, country or currency, based on their analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, industry growth, credit quality and interest rate trends. The Fund may purchase securities where the issuer is located in one country but the security is denominated in the currency of another.

While the Fund invests primarily in equities, it may also invest in investment-grade debt securities. No more than 25% of the Fund's net assets will be invested in debt securities denominated in a currency other than the U.S. dollar. No more than 25% of the Fund's net assets will be invested in debt securities issued by a single foreign government or international organization, such as the World Bank. The Fund's debt investments may include convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

Any money not invested in stocks or investment-grade debt securities may be invested in high-quality money-market instruments and repurchase agreements. To temporarily defend its assets, the Fund may invest any amount of its assets in these instruments. During unusual market conditions, the Fund may invest up to 20% of its assets in U.S. Government debt securities.

Where the capital markets in certain countries are either less developed or not easy to access, the Fund may invest in these countries by investing in closed-end investment companies which are authorized to invest in those countries.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

[Sidenote] Frequency of trading
The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

Main risks of investing in the Fund

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Select International Equity Fund.

The value of shares of the Fund will be influenced by conditions in the stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the Fund invests mostly in securities of issuers outside the U.S., an investment in the Fund is riskier than an investment in a U.S. equity fund.

Investments in foreign issuers may be riskier than investments in the United States. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's portfolio can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.


The Fund's investments in developing countries could lead to more volatility in the value of the Fund's shares. As mentioned above, the normal risks of investing in foreign countries increase when investing in developing countries. In addition, the small size of securities markets and the low trading volume may lead to a lack of liquidity, which leads to increased volatility. Also, developing countries may not provide adequate legal protection for private or foreign investment or private property.

In early 1999, the European Monetary Union implemented a new currency called the "euro". It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

Because the Fund may invest in small companies, the value of your investment may fluctuate more dramatically than an investment in a fund which does not invest in small companies. That's because small companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of their securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

The market value of the Fund's convertible securities and fixed income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, it could reduce the Fund's potential returns.

Derivatives may be more risky than other types of investments and they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities.

Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return in the past one and five years and since inception. It compares that performance to the Morgan Stanley Capital International Europe, Australia and Far East Index, a widely recognized benchmark for international funds.

On January 1, 1997, the Fund received the assets of two common trust funds which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of one of the common trust funds whose assets were transferred to the Fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund.

Past performance does not predict how this Fund will perform in the future.

Year-by-year returns

[bar chart goes here]

Best quarter:                --%, xth quarter, 1900
Worst quarter:               --%, xth quarter, 1900

Average annual total returns
For the periods ending December 31, 1998:

----------------------   -------------------   ---------------   -----------------
                         Past 1 year           Past 5 years      Since inception
                                                                 (5/31/93)
----------------------   -------------------   ---------------   -----------------
Shares                   --%                    --%                --%
----------------------   -------------------   ---------------   -----------------
 Index                   --%                    --%                --%
----------------------   -------------------   ---------------   -----------------

Fees and expenses

The following shows the fees and expenses charged when you own shares of the Fund.

You don't pay any charges or commissions to invest in the Fund..

The table below is based on expenses incurred in the most recent fiscal year.


Annual Fund operating expenses(expenses deducted from Fund assets)

---------------   ------------   --------   ----------
                                            Total
                                            annual
                                            Fund
                  Distribution   Other      operating
Management fee    (12b-1) fees   expenses   expenses
---------------   ------------   --------   ----------
 --%               --%             --%         --%
---------------   ------------   --------   ----------

[Sidenote]
The actual management fee is currently expected to be --% and the total annual Fund operating expenses are expected not to exceed --%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

Example
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. As with all other prospectuses, the example assumes:
o you invest $10,000
o you sell all your shares at the end of the period
o your investment has a 5% return each year, and
o the Fund's operating expenses remain the same as shown above.

------------ ---------- ---------- ------------
1 year       3 years    5 years    10 years
------------ ---------- ---------- ------------
$000         $000       $000       $000
------------ ---------- ---------- ------------

This example is for comparison only. Your actual costs may be higher or lower, depending on the amount you invest and the Fund's actual rate of return.

Financial highlights
[To be provided by Chase]

Fund Management

The investment adviser

The Chase Manhattan Bank (Chase) is the investment adviser to each Fund. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase provides the Funds with investment advice and supervision. Chase and its predecessors have more than a century of money management experience. Chase is located at 270 Park Avenue, New York, NY 10017

Chase is entitled to receive a management at the annual rate of 0.25% of the average daily net assets of the Select Short-Term Bond Fund, 0.30% of the average daily net assets of the Select Intermediate Bond Fund and Select Bond Fund, 0.40% of the average daily net assets of the Select Equity Income Fund, Select Large Cap Equity Fund and Select Large Cap Growth Fund, 0.50% of the average daily net assets of the Select Balanced Fund, 0.65% of the average daily net assets of the Select New Growth Opportunities Fund and Select Small Cap Value Fund and 1.00% of the average daily net assets of the Select International Equity Fund.

Chase Asset Management, Inc.(CAM) is the sub-adviser to each Fund except the Select International Equity Fund. Chase Asset Management (London) Limited (CAM London) is the sub-adviser to the Select International Equity Fund. Both sub-advisers are wholly-owned subsidiaries of Chase and each makes the day-to-day investment decisions for its respective Funds. CAM and CAM London both provide discretionary investment services to institutional clients. CAM is located at 1211 Avenue of the Americas, New York, NY 10036. CAM London is located at Colvile House, 32 Curzon Street, London W1Y8AL.

Portfolio Managers

Select Short-Term Bond Fund
The portfolio managers are Andrew Russell, a Vice President and Portfolio Manager at Chase, and Susan Huang, a Managing Director and Head of U.S. Fixed Income Management at Chase. TheyOve been responsible for the Fund since 1997. Mr. Russell joined Chase in 1990 and has held several positions within the U.S. fixed income area, including portfolio analyst, taxable fixed-income trader and assistant trader. Mr. Russell is a member of the U.S. fixed income area's quantitative research team.

Before joining Chase in 1995, Ms. Huang was Director of the Insurance Asset Management Group at Hyperion Capital Management Inc. Previously, she was a Senior Portfolio Manager with CS First Boston. Before joining CS First Boston in 1992, she spent 14 years at the Equitable, where she was head of the U.S. fixed income management group at Equitable Capital Management.

Select Intermediate Bond Fund
Leonard Lovito, Vice President and Senior Portfolio Manager at Chase, has been resposible for the management of the Select Intermediate Bond Fund since July 1998. From 1984 to June 1998, Mr. Lovito was a Vice President and Portfolio Manager at J.W. Seligman & Co., Inc, where he was responsible for managing a number of institutional portfolios and mutual funds. Before that, Mr. Lovito was in the Investment Department at Dime Savings Bank of New York.

Select Bond Fund
A team of investment managers with Chase, led by Ms. Huang, is responsible for the management of the Select Bond Fund.

David Klassen, Director, U.S. Funds Management and Equity Research at Chase, is responsible for asset allocation and investment strategy for Chase's domestic equity portfolios. Before joining Chase in 1992, Mr. Klassen was a Vice President and Portfolio Manager at Dean Witter Reynolds, responsible for managing several mutual funds and other accounts.

Select Balanced Fund
Greg Adams, Vice President and Senior Portfolio Manager at Chase, and Mr. Lovito are responsible for the management of the Fund's portfolio. Mr. Adams has managed the equity portion of the Fund since 1997. He joined Chase in 1987 and has been responsible for overseeing the proprietary computer model program used in the U.S. equity selection process. Mr. Lovito has been responsible for the debt portion of the Fund since July 1998.

Select Equity Income Fund
Tony Gleason, a Vice President of Chase, has been responsible for the day-to-day management of the Fund's portfolio since September 1997. Mr. Gleason joined Chase in 1995. Prior to joining Chase, Mr. Gleason spent nine years as a Vice President and Portfolio Manager with Prudential Equity Management.

Bill Ellsworth, Senior Research Analyst and Associate Portfolio Manager at Chase, participates in the management of the Fund. Mr. Ellsworth has been employed by Chase since 1992.

Select Large Cap Equity Fund

Mr. Adams has been primarily responsible for the management of the Fund since January, 1997.

Select Large Cap Growth Fund
Stephen Humphrey, a vice-president of Chase, manages the Fund's portfolio. Mr. Humphrey has worked at Chase since 1976. He has managed private accounts since 1981 and pooled investment funds since 1985.

Select Growth and Income Fund
Mr. Adams and Diane Sobin, a Senior Portfolio Manager at Chase, are responsible for the day-to-day management of the Growth and Income portfolio. Mr. Adams has been a manager of the Portfolio since March 1995.

Ms. Sobin joined Chase in 1997 and has been a manager of the Portfolio since July 1997. Prior to joining Chase, Ms. Sobin was a Senior Portfolio Manager at Oppenheimer Funds Inc., where she managed mutual funds. Prior to 1995, Ms. Sobin was a Senior Portfolio Manager at Dean Witter Discover, where she managed several mutual funds and other accounts.

Select New Growth Opportunities Fund
Ronald Zibelli, a vice-president and Senior Portfolio Manager at Chase, manages the portfolio. Mr. Zibelli joined Chase in 1996. Before that, he was a Portfolio Manager at The Portfolio Group and at Princeton Bank & Trust Company. Mr. Zibelli began his career with JP Morgan Investment Management.

Select Small Cap Value Fund
Richard Rolle and Judith Havard, both Vice-Presidents at Chase, are managing the Fund. Mr. Rolle has worked for Chase since 1978. Since 1982, he has served as trust Portfolio Manager, securities analyst and fund manager. Before joining Chase in 1994, Ms. Havard was an associate director at Massachusetts Mutual Life Insurance Company, where she managed the company's convertible stock and bond portfolio.

Select International Equity Fund
Michael Browne and David Webb, both Vice Presidents of Chase, have been responsible for the Fund's portfolio since August 1996. Mr. Browne is responsible for investment management and equity research for European equities. He joined Chase in 1994. Before that, he was assistant director of European equity fund management at BZW Investment Management in London. Mr. Webb is responsible for investment management and equity research in the Asia region. He joined Chase in 1992. Before that he was with Hambros Bank Ltd. where he was responsible for the Hambros Equus Pacific Trust and Hambros Japan Trust.

[Sidenote]

The Year 2000
The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning on January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Fund holds or securities markets generally.

How your account works

Who may buy these shares

Only qualified investors may buy shares. Qualified Fund investors are trusts, fiduciary accounts and investment management clients of Chase, other financial institution or their affiliates. The financial institution must have an agreement with the Funds to buy and sell shares.

Financial institutions may set other eligibility requirements, including minimum investments. They must maintain at least $5 million in an account with one or more Chase Vista Select Funds on behalf of their clients. If you are no longer a qualified investor, your financial institution may redeem your shares or allow you to keep holding your shares through a separate account. If you hold Fund shares through a separate account, you may incur additional fees. The Funds may refuse to sell Fund shares to any institution.


Buying Fund shares

--------------------------------- --------------------------------------------------------
Through your financial            Tell Chase or your financial institution which Funds
institution                       you want to buy. Your financial institution is
                                  responsible for forwarding orders in a timely manner.
                                  Your financial institution may impose different
                                  minimum investments and earlier deadlines to buy
                                  shares.
--------------------------------- --------------------------------------------------------

The price of the shares is based on the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. If the account administrator at your financial institution receives your order in proper form before the New York Stock Exchange closes regular trading (or the institution's earlier deadline, if any) and the order, along with payment in federal funds, is received by the Funds before they close for business, your order will be confirmed at that day's net asset value. Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time.) Each fund generally values its assets at their market value but may use fair value if market prices are unavailable.

The Select International Equity Fund invests in securities which are primarily listed on foreign exchanges and these exchanges may trade on Saturdays or other United States holidays on which the Fund does not price. As a result, the Fund's portfolio will trade and its NAV may fluctuate significantly on days when the investor has no access to the Fund.

You can buy shares on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open.

You must provide a Social Security Number or Taxpayer Identification Number when you open an account. The Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

The Funds will not issue certificates for shares.

Selling Fund shares

--------------------------------- --------------------------------------------------------
Through your financial            Tell your financial institution which Funds you want
institution                       to sell. You must supply the names of the registered
                                  shareholders on your account and your account
                                  number. Your financial institution is
                                  responsible for sending the Funds all
                                  necessary documents and may charge you for
                                  this service.

--------------------------------- --------------------------------------------------------

You can sell some or all of your shares on any day the Chase Vista Select Funds Service Center is accepting purchase orders. You'll receive the next NAV calculated after the Chase Vista Funds Service Center receives your order in proper form from your financial institution. If the Fund receives your order before the New York Stock Exchange closes regular trading, you will receive that day's net asset value.

The Funds generally send proceeds of the sale in federal funds to your financial institution on the business day after the Fund receives your request in proper form.

Under unusual circumstances, the Funds may stop accepting orders to sell shares or postpone payment for more than seven days, as federal securities laws permit.

Other information concerning the Funds

You may authorize your financial institution to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, your financial institution has a responsibility to take all reasonable precautions to confirm that the instructions are genuine. If your financial institution fails to use such reasonable precautions, it may be liable for any losses due to unauthorized or fraudulent instructions. Investors agree, however, that they will not hold the Funds or their financial institution or any of their agents liable for any losses or expenses arising from any sales request, if reasonable precautions are taken.

Your financial institution may offer other services. These could include special procedures for buying and selling Fund shares, such as pre-authorized or systematic buying and selling plans. Each financial institution may establish its own terms and conditions for these services.

Chase and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

Vista Fund Distributors, Inc. (VFD), a subsidiary of The BISYS Group, Inc., is the Funds' distributor. VFD is unaffiliated with Chase.

Distributions and taxes

Each Fund can earn income and it can realize capital gain. The Funds deduct any expenses then pay out these earnings to shareholders as distributions.

The Select Short-Term Bond Fund, Select Intermediate Bond Fund and Select Bond Fund declare dividends daily and distribute any net investment income at least monthly. The Select Balanced Fund, Select Equity Income Fund, Select Large Cap Equity Fund and Select Large Cap Growth Fund distribute any net investment income at least monthly. The Select New Growth Opportunities Fund, Select Small Cap Value Fund and Select International Equity Fund distribute any net investment income at least quarterly. Each Fund distributes net capital gain at least annually. You have three options for your distributions. You may
o reinvest all of them in additional Fund shares without a sales charge;
o take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or
o take all distributions in cash or as a deposit in a pre-assigned bank account.

If your financial institution does not offer distribution reinvestment or if you don't select an option when you open your account, weOll pay all distributions in cash. The taxation of dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on tax exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Investment income received by the Select International Equity Fund from sources in foreign countries may be subject to foreign taxes withheld at the source. Since it is anticipated that more than 50% of this Fund's assets at the close of its taxable year will be in securities of foreign corporations, the Fund may elect to "pass through" to its shareholder the foreign taxes that it paid.

The Select Short-Term Bond Fund, Select Intermediate Bond Fund, Select Bond Fund, Select Balanced Fund and Select Equity Income Fund expect that their distributions will consist primarily of ordinary income. The Select Growth and Income Fund, Select New

Growth Opportunities Fund, Select Small Cap Value Fund and Select International Equity Fund expect that their distributions will consist primarily of capital gains.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is a general summary of tax implications of investing in the Funds. Please consult your tax adviser to see how investing in the Funds will affect your own tax situation.

What the terms mean

Collateralized mortgage obligations: debt securities that are collateralized by a portfolio of mortgages or mortgage-backed securities.

Debt securities: securities used by issuers, such as governmental entities and corporations, to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and repays the amount borrowed at the maturity date of the security. However, if a borrower issues a zero coupon debt security, it does not make regular interest payments.

Depositary receipts: instruments which are typically issued by financial institutions and which represent ownership of securities of foreign corporations. Depositary receipts are usually designed for use on U.S. and European securities exchanges.

Distribution fee: a fee that covers the cost of the distribution system used to sell shares to the public.

Dollar-weighted average maturity: The average maturity of the Fund is the average amount of time until the issuers of the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of the debt security in the Fund's portfolio, the more weight it gets in calculating this average.

Duration: A mathematical calculation of the average life of a bond that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in interest rates. For example, if a bond has an average duration of 4 years, its price will move 4% when interest rates move 1%.

Fundamental research: method which concentrates on " fundamental" information about an issuer such as it's financial statements, history, management, etc.

Growth approach: approach which focuses on identifying securities of companies whose earnings growth potential appears to the manager to be greater than the market in general and whose growth in revenue is expected to continue for an extended period.

Management fee: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

Mortgage-related securities: securities that directly or indirectly represent an interest in, or are secured by and paid from, mortgage loans secured by real property.

Other expenses: miscellaneous items, including transfer agency, administration shareholder servicing, custody and registration fees.

Repurchase agreements: a type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

Shareholder service fee: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

Stripped obligations: debt securities which are separately traded interest-only or principal-only components of an underlying obligation.

Technical analysis: method which focuses on historical price trends in an attempt to predict future price movements

Value approach: approach which focuses on identifying securities that the advisers believe are undervalued by the market as measured by certain financial formulas.

Yield curve: measure showing relationship among yields of similar bonds with different maturities.

More information

You'll find more information about the Funds in the following documents:

Annual and semi-annual reports
Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

Statement of Additional Information (SAI)
The SAI contains more detailed information about the Funds and their policies. It's incorporated by reference into this prospectus. That means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-34-VISTA or writing to:

Chase Vista Fund Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasevista.com on the Internet.

                                                                   STATEMENT OF
                                                         ADDITIONAL INFORMATION
                                                              February 26, 1999

                              SELECT BALANCED FUND
                                SELECT BOND FUND
                      SELECT NEW GROWTH OPPORTUNITIES FUND
                            SELECT EQUITY INCOME FUND
                          SELECT INTERMEDIATE BOND FUND
                        SELECT INTERNATIONAL EQUITY FUND
                          SELECT LARGE CAP GROWTH FUND
                          SELECT LARGE CAP EQUITY FUND
                           SELECT SHORT-TERM BOND FUND
                           SELECT SMALL CAP VALUE FUND

        One Chase Manhattan Plaza, Third Floor, New York, New York 10081


     This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectuses offering shares of the Funds. This Statement of Additional Information should be read in conjunction with the Prospectuses offering shares of Select Bond Fund, Select Intermediate Bond Fund and Select Short-Term Bond Fund (collectively the "Income Funds"), and Select Balanced Fund, Select New Growth Opportunities Fund, Select Equity Income Fund, Select International Equity Fund, Select Large Cap Growth Fund, Select Large Cap Equity Fund and Select Small Cap Value Fund (collectively the "Equity Funds"). Any references to a "Prospectus" in this Statement of Additional Information is a reference to one or more of the foregoing Prospectuses, as the context requires. Copies of each Prospectus may be obtained by an investor without charge by contacting Vista Fund Distributors, Inc. ("VFD"), the Funds' distributor (the "Distributor"), at the above-listed address.

This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus.

For more information about the Funds, simply call or write the Chase Vista Select Service Center at:

1-800-622-4273
Chase Vista Select Service Center
P.O. Box 419392
Kansas City, MO 64141


                                                                        MFSG-SAI

Table of Contents                                                         Page
--------------------------------------------------------------------------------
The Funds ............................................................     3
Investment Policies and Restrictions .................................     3
Performance Information ..............................................    23
Determination of Net Asset Value .....................................    26
Purchases and Redemptions ............................................    26
Distributions; Tax Matters ...........................................    27
Management of the Trust and the Funds or Portfolios ..................    33
Independent Accountants ..............................................    41
Certain Regulatory Matters ...........................................    41
General Information ..................................................    42
Appendix A--Description of Certain Obligations Issued or Guaranteed by
   U.S. Government Agencies or Instrumentalities .....................    A-1
Appendix B--Description of Ratings ...................................    B-1

                                    THE FUNDS

     Mutual Fund Select Group (the "Trust") is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on October 1, 1996. The Trust presently consists of 10 separate series (the "Funds"). Certain of the Funds are diversified and other Funds are non-diversified, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of the Funds are collectively referred to in this Statement of Additional Information as the "Shares."

     The Board of Trustees of the Trust provides broad supervision over the affairs of the Trust including the Funds. The Chase Manhattan Bank ("Chase") is the investment adviser for the Funds. Chase also serves as the Trust's administrator (the "Administrator") and supervises the overall administration of the Trust, including the Funds. A majority of the Trustees of the Trust are not affiliated with the investment adviser or sub-advisers.

                      INVESTMENT POLICIES AND RESTRICTIONS

                               Investment Policies

     The Prospectuses set forth the various investment policies of each Fund. The following information supplements and should be read in conjunction with the related sections of each Prospectus. For descriptions of the securities ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and Fitch Investors Service, Inc. ("Fitch"), see Appendix B.


     U.S. Government Securities. Each Fund may invest in U.S. Government securities. U.S. Government Securities include (1) U.S. Treasury obligations, which generally differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow any amount listed to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality or
(d) the credit of the agency or instrumentality. Agencies and instrumentalities of the U.S. Government include but are not limited to: Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Chrysler Corporate Loan Guarantee Board, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. Government. Certain U.S. Government Securities, including U.S. Treasury bills, notes and bonds, Government National Mortgage Association certificates and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other U.S. Government Securities are issued or guaranteed by federal agencies or government sponsored enterprises and are not supported by the full faith and credit of the United States. These securities include obligations that are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Banks, and obligations that are supported by the creditworthiness of the particular instrumentality, such as obligations of the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. For a description of certain obligations issued or guaranteed by U.S. Government agencies and instrumentalities, see Appendix A.


     In addition, certain U.S. Government agencies and instrumentalities issue specialized types of securities, such as guaranteed notes of the Small Business Administration, Federal Aviation Administration, Department of Defense, Bureau of Indian Affairs and Private Export Funding Corporation, which often provide higher yields than are available from the more common types of government-backed instruments. However, such specialized instruments may only be available from a few sources, in limited amounts, or only in very large denominations; they may also require specialized capability in portfolio servicing and in legal matters related to government guarantees. While they may frequently offer attractive yields, the limited-activity markets of many of these securities means that, if a Fund were required to liquidate any of them, it might not be able to do so advantageously; accordingly, each Fund investing in such securities normally to hold such securities to maturity or pursuant to repurchase agreements, and would treat such securities (including repurchase agreements maturing in more than seven days) as illiquid for purposes of its limitation on investment in illiquid securities.

     Bank Obligations. Investments in bank obligations are limited to those of U.S. banks (including their foreign branches) which have total assets at the time of purchase in excess of $1 billion and the deposits of which are insured by either the Bank Insurance Fund or the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation, and foreign banks (including their U.S. branches) having total assets in excess of $10 billion (or the equivalent in other currencies), and such other U.S. and foreign commercial banks which are judged by the advisers to meet comparable credit standing criteria.

     Bank obligations include negotiable certificates of deposit, bankers' acceptances, fixed time deposits and deposit notes. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of United States banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Fixed time deposits subject to withdrawal penalties and with respect to which a Fund cannot realize the proceeds thereon within seven days are deemed "illiquid" for the purposes of its restriction on investments in illiquid securities. Deposit notes are notes issued by commercial banks which generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.


     The dependence on the banking industry may involve certain credit risks, such as defaults or downgrades, if at some future date adverse economic conditions prevail in such industry. Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Investors should also be aware that securities of foreign banks and foreign branches of United States banks may involve foreign investment risks in addition to those relating to domestic bank obligations. These investment risks may involve, among other considerations, risks relating to future political and economic developments, more limited liquidity of foreign obligations than comparable domestic obligations, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls or other restrictions. There may be less publicly available information concerning foreign issuers, there may be difficulties in obtaining or enforcing a judgment against a foreign issuer (including branches) and accounting, auditing and financial reporting standards and practices may differ from those applicable to U.S. issuers. In addition, foreign banks are not subject to regulations comparable to U.S. banking regulations.

     Foreign Securities. For purposes of a Fund's investment policies, the issuer of a security may be deemed to be located in a particular country if (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50% of its assets situated in such country.

     Depositary Receipts. The Equity Funds may invest their assets in securities of multinational companies in the form of American Depositary Receipts or other similar securities representing securities of foreign issuers, such as European Depositary Receipts, Global Depositary Receipts and other similar securities representing securities of foreign issuers (collectively, "Depositary Receipts"). The Funds treat Depositary Receipts as interests in the underlying securities for purposes of their investment policies.

     Supranational Obligations. The Balanced Fund, the Equity Income Fund and the International Equity Fund, as well as all of the Fixed Income Funds, may invest in debt securities issued by supranational organizations. Supranational organizations, include organizations such as The World Bank, which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations of the Asian and Pacific regions. Obligations of supranational agencies are supported by subscribed, but unpaid, commitments of member countries. There is no assurance that these commitments will be undertaken or complied with in the future, and foreign and supranational securities are subject to certain risks associated with foreign investing.

     Money Market Instruments. Each Fund may invest in cash or high-quality, short-term money market instruments. These may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

     Corporate Reorganizations. In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. The increased market price of these securities may also discount what the stated or appraised value of the security would be if the contemplated action were approved or consummated. These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or, fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the advisers that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress. Investments in reorganization securities may tend to increase the turnover ratio of a Fund and increase its brokerage and other transaction expenses.


     Warrants and Rights. Warrants basically are options to purchase equity securities at a specified price for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a shorter duration and are distributed directly by the issuer to shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

     Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.


     Investment Grade Debt Securities. The Balanced Fund, the Equity Income Fund and the International Equity Fund may invest in investment grade debt securities. Investment grade debt securities are securities rated in the category BBB or higher by Standard & Poor's Corporation ("S&P"), or Baa or higher by Moody's Investors Service, Inc. ("Moody's") or the equivalent by another national rating organization, or, if unrated, determined by the advisers to be of comparable quality.

     Repurchase Agreements. Each Fund may enter into repurchase agreements. A Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed creditworthy, and only if fully collateralized by securities in which such Fund is permitted to invest. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase the instrument and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This procedure results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities. All repurchase agreements entered into by a Fund will be fully collateralized at all times during the period of the agreement in that the value of the underlying security will be at least equal to 100% of the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or sub-custodian will have possession of the collateral, which the Board of Trustees believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been conclusively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund, but would only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by a Fund. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the Funds' restrictions on purchases of illiquid securities. Repurchase agreements are also subject to the risks described below with respect to stand-by commitments.

     Forward Commitments. Each Fund may purchase securities on a forward commitment basis. In order to invest a Fund's assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. When a commitment to purchase a security on a forward commitment basis is made, procedures are established consistent with the General Statement of Policy of the Securities and Exchange Commission concerning such purchases. Since that policy currently recommends that an amount of the respective Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a separate account of such Fund consisting of cash, cash equivalents or high quality debt securities equal to the amount of such Fund's commitments securities will be established at such Fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the respective.

     Although it is not intended that such purchases would be made for speculative purposes, purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the respective Fund's portfolio are subject to changes in value based upon the public's perception of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the respective Fund will meet its obligations from then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than such Fund's payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses. Purchasing securities on a forward commitment basis can also involve the risk of default by the other party on its obligation, delaying or preventing the Fund or Portfolio from recovering the collateral or completing the transaction.

     To the extent a Fund engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage, and settlement of such transactions will be within 90 days from the trade date.


     Floating and Variable Rate Securities; Participation Certificates. The Fixed Income Funds may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and variable rate securities, whose interest rates are periodically adjusted. Certain of these instruments permit the holder to demand payment of principal and accrued interest upon a specified number of days' notice from either the issuer or a third party. The securities in which the Funds may invest include participation certificates and certificates of indebtedness or safekeeping. Participation certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. As a result of the floating or variable rate nature of these investments, the Funds' yields may decline, and they may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Funds' yields may increase, and they may have reduced risk of capital depreciation. Demand features on certain floating or variable rate securities may obligate the Funds to pay a "tender fee" to a third party. Demand features provided by foreign banks involve certain risks associated with foreign investments.

     The securities in which the Fixed Income Funds may be invested include participation certificates issued by a bank, insurance company or other financial institution in securities owned by such institutions or affiliated organizations ("Participation Certificates"). A Participation Certificate gives a Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security and generally provides the demand feature described below. Each Participation Certificate is backed by an irrevocable letter of credit or guaranty of a bank (which may be the bank issuing the Participation Certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the Participation Certificate) or insurance policy of an insurance company that the Board of Trustees of the Trust has determined meets the prescribed quality standards for a particular Fund.


     A Fund may have the right to sell the Participation Certificate back to the institution and draw on the letter of credit or insurance on demand after the prescribed notice period, for all or any part of the full principal amount of the Fund's participation interest in the security, plus accrued interest. The institutions issuing the Participation Certificates would retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the Participation Certificates were purchased by a Fund. The total fees would generally range from 5% to 15% of the applicable prime rate or other short-term rate index. With respect to insurance, a Fund will attempt to have the issuer of the participation certificate bear the cost of any such insurance, although the Funds retain the option to purchase insurance if deemed appropriate. Obligations that have a demand feature permitting a Fund to tender the obligation to a foreign bank may involve certain risks associated with foreign investment. A Fund's ability to receive payment in such circumstances under the demand feature from such foreign banks may involve certain risks such as future political and economic developments, the possible establishments of laws or restrictions that might adversely affect the payment of the bank's obligations under the demand feature and the difficulty of obtaining or enforcing a judgment against the bank.

     The advisers have been instructed by the Board of Trustees to monitor on an ongoing basis the pricing, quality and liquidity of the floating and variable rate securities held by the Funds, including Participation Certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Funds may subscribe. Although these instruments may be sold by a Fund, it is intended that they be held until maturity.

     Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly "prime rates" charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the floating or variable rate nature of the underlying floating or variable rate securities should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. A Fund's portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks' "prime rates" or other short-term rate adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

     The maturity of variable rate securities is deemed to be the longer of (i) the notice period required before a Fund is entitled to receive payment of the principal amount of the security upon demand or (ii) the period remaining until the security's next interest rate adjustment.


     Inverse Floaters and Interest Rate Caps. The Balanced Fund may invest in inverse floaters and in securities with interest rate caps. Inverse floaters are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. The market value of an inverse floater will vary inversely with changes in market interest rates and will be more volatile in response to interest rates changes than that of a fixed-rate obligation. Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, known as the cap rate, which is tied to a specific index. These financial products will be more volatile in price than securities which do not include such a structure.

     Borrowings. Each Fund may borrow money from banks for temporary or short-term purposes. But, none of the Funds will borrow money to buy additional securities, which is known as "leveraging."

     Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreement. Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed upon price and date. Each Fund may use this practice to generate cash for shareholder redemptions without selling securities during unfavorable market conditions. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws. The repurchase price is generally equal to the original sales price plus interest. Reverse repurchase agreements are usually for seven days or less and cannot be repaid prior to their expiration dates. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which the Fund is obliged to purchase the securities.

     Other Investment Companies. Apart from being able to invest all of their investable assets in another investment company having substantially the same investment objectives and policies, each Fund may invest up to 10% of its total assets in shares of other investment companies when consistent with its investment objective and policies, subject to applicable regulatory limitations. Additional fees may be charged by other investment companies.

     Zero Coupon, Payment-in-Kind and Stripped Obligations. The principal and interest components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities. The risk is greater when the period to maturity is longer.

Each Fund may invest in stripped obligations where the underlying obligations are backed by the full faith and credit of the U.S. Government.

     The Balanced Fund and the Fixed Income Funds may invest in zero coupon securities issued by governmental and private issuers. Zero coupon securities are debt securities that do not pay regular interest payments, and instead are sold at substantial discounts from their value at maturity. When Zero coupon obligations are held to maturity, their entire return, which consists of the amortization of discount, comes from the difference between their purchase price and maturity value. Because interest on a zero coupon obligation is not distributed on a current basis, the obligation tends to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying securities with similar maturities. As with STRIPS, the risk is greater when the period to maturity is longer. (*) The value of zero coupon obligations appreciates more than such ordinary interest-paying securities during periods of declining interest rates and depreciates more than such ordinary interest-paying securities during periods of rising interest rates. Under the stripped bond rules of the Internal Revenue Code of 1986, as amended, investments by a Fund in zero coupon obligations will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income.


     Zero coupon securities may be created when a dealer deposits a U.S. Treasury or federal agency security with a custodian and then sells the coupon payments and principal payment that will be generated by this security separately. Proprietary receipts, such as Certificates of Accrual on Treasury Securities, Treasury Investment Growth Receipts and generic Treasury Receipts, are examples of stripped U.S. Treasury securities separated into their component parts through such custodial arrangements.


     The Balanced Fund and the Fixed Income Funds may invest in payment-in-kind obligations. Payment-in-kind ("PIK") bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments experience greater volatility in market value due to changes in interest rates than debt obligations which provide for regular payments of interest. A Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations.


     Illiquid Securities. For purposes of its limitation on investments in illiquid securities, each Fund, may elect to treat as liquid, in accordance with procedures established by the Board of Trustees, certain investments in restricted securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as a Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) paper by the purchaser must be in an exempt transaction.

     One effect of Rule 144A and Section 4(2) is that certain restricted securities may now be liquid, though there is no assurance that a liquid market for Rule 144A securities or Section 4(2) paper will develop or be maintained. The Trustees have adopted policies and procedures for the purpose of determining whether securities that are eligible for resale under Rule 144A and Section 4(2) paper are liquid or illiquid for purposes of the limitation on investment in illiquid securities. Pursuant to those policies and procedures, the Trustees have delegated to the advisers the determination as to whether a particular instrument is liquid or illiquid, requiring that consideration be given to, among other things, the frequency of trades and quotes for the security, the number of dealers willing to sell the security and the number of potential purchasers, dealer under-takings to make a market in the security, the nature of the security and the time needed to dispose of the security. The Trustees will periodically review the Funds' and Portfolios' purchases and sales of Rule 144A securities and
Section 4(2) paper.


     Stand-By Commitments. Each Fund may utilize standy-by commitments in securities sales transactions. In a put transaction, a Fund acquires the right to sell a security at an agreed upon price within a specified period prior to its maturity date, and a stand-by commitment entitles a Fund to same-day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. Stand-by commitments are subject to certain risks, which include the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by a Fund, and that the maturity of the underlying security will generally be different from that of the commitment. A put transaction will increase the cost of the underlying security and consequently reduce the available yield.


     Securities Loans. To the extent specified in its Prospectus, each Fund is permitted to lend its securities to broker-dealers and other institutional investors in order to generate additional income. Such loans of portfolio securities may not exceed 30% of the value of a Fund's total assets. In connection with such loans, a Fund will receive collateral consisting of cash, cash equivalents, U.S. Government securities or irrevocable letters of credit issued by financial institutions. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value plus accrued interest of the securities loaned. A Fund can increase its income through the investment of such collateral. A Fund continues to be entitled to the interest payable or any dividend-equivalent payments received on a loaned security and, in addition, to receive interest on the amount of the loan. However, the receipt of any dividend-equivalent payments by a Fund on a loaned security from the borrower will not qualify for the dividends-received deduction. Such loans will be terminable at any time upon specified notice. A Fund might experience risk of loss if the institutions with which it has engaged in portfolio loan transactions breach their agreements with such Fund. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower experience financial difficulty. Loans will be made only to firms deemed by the advisers to be of good standing and will not be made unless, in the judgment of the advisers, the consideration to be earned from such loans justifies the risk.

     Real Estate Investment Trusts. Each Fund may invest in shares of real estate investment trusts ("REITs"), which are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITS or mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The value of equity trusts will depend upon the value of the underlying properties, and the value of mortgage trusts will be sensitive to the value of the underlying loans or interests.


     Diversification of Funds. The Small Cap Value Fund, the New Growth Opportunities Fund and the International Equity Fund are classified as "non-diversified" funds under federal securities laws. These Funds' assets may be more concentrated inthe securities of any single issuer or group of issuers than if the Funds were diversified. The other Funds are classified as "diversified" funds under federal securities law.

     Unique Characteristics of Master/Feeder Fund Structure. Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Fund is permitted to invest all of its investable assets in a separate registered investment company (a "Master Portfolio"). In that event, a shareholder's interest in a Fund's underlying investment securities would be indirect. In addition to selling a beneficial interest to a Fund, a Master Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Master Portfolio on the same terms and conditions and would pay a proportionate share of such Master Portfolio's expenses. However, other investors in a Master Portfolio would not be required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Funds should be aware that these differences would result in differences in returns experienced in the different funds that invest in a Master Portfolio. Such differences in return are also present in other mutual fund structures.

     Smaller funds investing in a Master Portfolio could be materially affected by the actions of larger funds investing in the Master Portfolio. For example, if a large fund were to withdraw from a Master Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Master Portfolio could become less diverse, resulting in increased portfolio risk. However, the possibility also exists for traditionally structured funds which have large or institutional investors. Funds with a greater pro rata ownership in a Master Portfolio could have effective voting control of such Master Portfolio. Under this master/ feeder investment approach, whenever the Trust was requested to vote on matters pertaining to a Master Portfolio, the Trust would hold a meeting of shareholders of the relevant Fund and would cast all of its votes in the same proportion as did the Fund's shareholders. Shares of the Fund for which no voting instructions had been received would be voted in the same proportion as those shares for which voting instructions had been received. Certain changes in a Master Portfolio's objective, policies or restrictions might require the Trust to withdraw the Fund's interest in such Master Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Master Portfolio). The Funds could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Funds.

     State securities regulations generally would not permit the same individuals who are disinterested Trustees of the Trust to be Trustees of a Master Portfolio absent the adoption of procedures by a majority of the disinterested Trustees of the Trust reasonably appropriate to deal with potential conflicts of interest up to and including creating a separate Board of Trustees. The Funds will not adopt a master/feeder structure under which the disinterested Trustees of the Trust are Trustees of the Master Portfolio unless the Trustees of the Trust, including a majority of the disinterested Trustees, adopt procedures they believe to be reasonably appropriate to deal with any conflict of interest up to and including creating a separate Board of Trustees.

     If a Fund invests all of its investable assets in a Master Portfolio, investors in the Fund will be able to obtain information about whether investment in the Master Portfolio might be available through other funds by contacting the Fund at 1-800-622-4273. In the event a Funds adopt a master/feeder structure and invests all of its investable assets in a Master Portfolio, shareholders of the Fund will be given at least 30 days' prior written notice.


        Additional Policies Regarding Derivative and Related Transactions

     Introduction. As explained more fully below, the Funds may employ derivative and related instruments as tools in the management of portfolio assets. Put briefly, a "derivative" instrument may be considered a security or other instrument which derives its value from the value or performance of other instruments or assets, interest or currency exchange rates, or indexes. For instance, derivatives include futures, options, forward contracts, structured notes and various over-the-counter instruments.

     Like other investment tools or techniques, the impact of using derivatives strategies or similar instruments depends to a great extent on how they are used. Derivatives are generally used by portfolio managers in three ways: First, to reduce risk by hedging (offsetting) an investment position. Second, to substitute for another security particularly where it is quicker, easier and less expensive to invest in derivatives. Lastly, to speculate or enhance portfolio performance. When used prudently, derivatives can offer several benefits, including easier and more effective hedging, lower transaction costs, quicker investment and more profitable use of portfolio assets. However, derivatives also have the potential to significantly magnify risks, thereby leading to potentially greater losses for a Fund.

     Each Fund may invest its assets in derivative and related instruments subject only to the Fund's investment objective and policies and the requirement that the Fund maintain segregated accounts consisting of liquid assets, such as cash, U.S. Government securities, or other high-grade debt obligations (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under such instruments with respect to positions where there is no underlying portfolio asset so as to avoid leveraging the Fund.

     The value of some derivative or similar instruments in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates or other economic factors, and--like other investments of the Funds--the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the advisers to forecast interest rates and other economic factors correctly. If the advisers inaccurately forecast such factors and have taken positions in derivative or similar instruments contrary to prevailing market trends, a Fund could be exposed to the risk of a loss. The Funds might not employ any or all of the strategies described herein, and no assurance can be given that any strategy used will succeed.

     Set forth below is an explanation of the various derivatives strategies and related instruments the Funds may employ along with risks or special attributes associated with them. This discussion is intended to supplement the Funds' current prospectuses as well as provide useful information to prospective investors.


     Risk Factors. As explained more fully below and in the discussions of particular strategies or instruments, there are a number of risks associated with the use of derivatives and related instruments, and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which a Fund may invest may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Fund to successfully utilize these instruments may depend in part upon the ability of its advisers to forecast these factors correctly. Inaccurate forecasts could expose the Fund to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging vehicle and in the portfolio assets being hedged. An incorrect correlation could result in a loss on both the hedged assets in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. This risk is particularly acute in the case of "cross-hedges" between currencies. The advisers may inaccurately forecast interest rates, market values or other economic factors in utilizing a derivatives strategy. In such a case, a Fund may have been in a better position had it not entered into such strategy. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. In other words, hedging usually limits both potential losses as well as potential gains. The Funds are not required to use any hedging strategies, and strategies not involving hedging involve leverage and may increase the risk to a Fund. Certain strategies, such as yield enhancement, can have speculative characteristics and may result in more risk to a Fund than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out an option, futures contract or other derivative or related position. Many exchanges and boards of trade limit the amount of fluctuation permitted in option or futures contract prices during a single day; once the daily limit has been reached on particular contract, no trades may be made that day at a price beyond that limit. In addition, certain instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Finally, over-the-counter instruments typically do not have a liquid market. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in these markets. In certain instances, particularly those involving over-the-counter transactions, forward contracts there is a greater potential that a counterparty or broker may default or be unable to perform on its commitments. In the event of such a default, a Fund may experience a loss. In transactions involving currencies, the value of the currency underlying an instrument may fluctuate due to many factors, including economic conditions, interest rates, governmental policies and market forces.


     Specific Uses and Strategies. Set forth below are explanations of various strategies involving derivatives and related instruments which may be used by a Fund.


     Options on Securities, Securities Indexes and Debt Instruments. A Fund may PURCHASE, SELL or EXERCISE call and put options on (i) securities, (ii) securities indexes, and (iii) debt instruments. Specifically, each Fund may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments), (ii) enter into swaps, futures contracts and options on futures contracts, (iii) employ forward currency contracts and (iv) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments. In addition, the Fixed Income Funds may (i) employ interest rate contracts and (ii) purchase and sell mortgage-backed and asset-backed securities.


     Although in most cases these options will be exchange-traded, the Funds may also purchase, sell or exercise over-the-counter options. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller. As such, over-the-counter options generally have much less market liquidity and carry the risk of default or nonperformance by the other party.

     One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market value. One purpose of purchasing call options is to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may also use combinations of options to minimize costs, gain exposure to markets or take advantage of price disparities or market movements. For example, a Fund may sell put or call options it has previously purchased or purchase put or call options it has previously sold. These transactions may result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund may write a call or put option in order to earn the related premium from such transactions. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of a similar option. The Funds will not write uncovered options.

     In addition to the general risk factors noted above, the purchase and writing of options involve certain special risks. During the option period, a Fund writing a covered call (i.e., where the underlying securities are held by the Fund) has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

     If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, such Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

     Futures Contracts and Options on Futures Contracts. A Fund may purchase or sell (i) interest-rate futures contracts, (ii) futures contracts on specified instruments or indices, and (iii) options on these futures contracts ("futures options").

     The futures contracts and futures options may be based on various instruments or indices in which the Funds may invest such as foreign currencies, certificates of deposit, Eurodollar time deposits, securities indices, economic indices (such as the Consumer Price Indices compiled by the U.S. Department of Labor).

     Futures contracts and futures options may be used to hedge portfolio positions and transactions as well as to gain exposure to markets. For example, a Fund may sell a futures contract--or buy a futures option--to protect against a decline in value, or reduce the duration, of portfolio holdings. Likewise, these instruments may be used where a Fund intends to acquire an instrument or enter into a position. For example, a Fund may purchase a futures contract--or buy a futures option--to gain immediate exposure in a market or otherwise offset increases in the purchase price of securities or currencies to be acquired in the future. Futures options may also be written to earn the related premiums.

     When writing or purchasing options, the Funds may simultaneously enter into other transactions involving futures contracts or futures options in order to minimize costs, gain exposure to markets, or take advantage of price disparities or market movements. Such strategies may entail additional risks in certain instances. The Funds may engage in cross-hedging by purchasing or selling futures or options on a security or currency different from the security or currency position being hedged to take advantage of relationships between the two securities or currencies.

     Investments in futures contracts and options thereon involve risks similar to those associated with options transactions discussed above. The Funds will only enter into futures contracts or options on futures contracts which are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system.

     Forward Contracts. A Fund may use foreign currency and interest-rate forward contracts for various purposes as described below.

     Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. A Fund that may invest in securities denominated in foreign currencies may, in addition to buying and selling foreign currency futures contracts and options on foreign currencies and foreign currency futures, enter into forward foreign currency exchange contracts to reduce the risks or otherwise take a position in anticipation of changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency contract, a Fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another. Transactions that use two foreign currencies are sometimes referred to as "cross-hedges."

     A Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investments or anticipated investments in securities denominated in foreign currencies. A Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

     A Fund may also use forward contracts to hedge against changes in interest rates, increase exposure to a market or otherwise take advantage of such changes. An interest-rate forward contract involves the obligation to purchase or sell a specific debt instrument at a fixed price at a future date.

     Interest Rate and Currency Transactions. A Fund may employ currency and interest rate management techniques, including transactions in options (including yield curve options), futures, options on futures, forward foreign currency exchange contracts, currency options and futures and currency and interest rate swaps. The aggregate amount of a Fund's net currency exposure will not exceed the total net asset value of its portfolio. However, to the extent that a Fund is fully invested while also maintaining currency positions, it may be exposed to greater combined risk.

     The Funds will only enter into interest rate and currency swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate and currency swaps do not involve the delivery of securities, the underlying currency, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and currency swaps is limited to the net amount of interest or currency payments that a Fund is contractually obli-gated to make. If the other party to an interest rate or currency swap defaults, a Fund's risk of loss consists of the net amount of interest or currency payments that the Fund is contractually entitled to receive. Since interest rate and currency swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their portfolio investments and their interest rate or currency swap positions.

     A Fund may hold foreign currency received in connection with investments in foreign securities when it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

     A Fund may purchase or sell without limitation as to a percentage of its assets forward foreign currency exchange contracts when the advisers anticipate that the foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held by such Fund. In addition, a Fund may enter into forward foreign currency exchange contracts in order to protect against adverse changes in future foreign currency exchange rates. A Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if its advisers believe that there is a pattern of correlation between the two currencies. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. Dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts. The use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Fund's foreign currency denominated portfolio securities and the use of such techniques will subject the Fund to certain risks.

     The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into foreign currency forward contracts at attractive prices, and this will limit a Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

     A Fund may enter into interest rate and currency swaps to the maximum allowed limits under applicable law. A Fund will typically use interest rate swaps to shorten the effective duration of its portfolio. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.


     Mortgage-Related Securities. A Fund may purchase mortgage-backed securities--i.e., securities representing an ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Mortgage loans included in the pool--but not the security itself--may be insured by the Government National Mortgage Association or the Federal Housing Administration or guaranteed by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Veterans Administration, which guarantees are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations. Mortgage-backed securities provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Although providing the potential for enhanced returns, mortgage-backed securities can also be volatile and result in unanticipated losses.


     The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of the principal invested far in advance of the maturity of the mortgages in the pool. The actual rate of return of a mortgage-backed security may be adversely affected by the prepayment of mortgages included in the mortgage pool underlying the security. In addition, as with callable fixed-income securities generally, if the Fund purchased the securities at a premium, sustained early repayment would limit the value of the premium.

     A Fund may also invest in securities representing interests in collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs") and in pools of certain other asset-backed bonds and mortgage pass-through securities. Like a bond, interest and prepaid principal are paid, in most cases, monthly. CMOs may be collateralized by whole residential or commercial mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the U.S. Government, or U.S. Government-related entities, and their income streams.


     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, are allocated to different classes in accordance with the terms of the instruments, and changes in prepayment rates or assumptions may significantly affect the expected average life and value of a particular class.

     REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. REMICs issued by private entities are not U.S. Government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer.

     The advisers expect that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. A Fund may also invest in debentures and other securities of real estate investment trusts. As new types of mortgage-related securities are developed and offered to investors, the Funds may consider making investments in such new types of mortgage-related securities.


     Dollar Rolls. Under a mortgage "dollar roll," a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the mortgage-backed securities. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A Fund may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position which matures on or before the forward settlement date of the dollar roll transaction. At the time a Fund enters into a mortgage "dollar roll", it will establish a segregated account with its custodian bank in which it will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Also, these transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from completing the transaction. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.


     Asset-Backed Securities. A Fund may invest in asset-backed securities, including conditional sales contracts, equipment lease certificates and equipment trust certificates. The advisers expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities already exist, including, for example, "Certificates for Automobile Receivables(SM)" or "CARS(SM)" ("CARS"). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS are passed-through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the CARS trust. An investor's return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the CARS trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, the failure of servicers to take appropriate steps to perfect the CARS trust's rights in the underlying loans and the servicer's sale of such loans to bona fide purchasers, giving rise to interests in such loans superior to those of the CARS trust, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted. A Fund also may invest in other types of asset-backed securities. In the selection of other asset-backed securities, the advisers will attempt to assess the liquidity of the security giving consideration to the nature of the security, the frequency of trading in the security, the number of dealers making a market in the security and the overall nature of the marketplace for the security.

     Structured Products. A Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of certain other investments. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured products") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. A Fund may invest in structured products which represent derived investment positions based on relationships among different markets or asset classes.

     A Fund may also invest in other types of structured products, including, among others, inverse floaters, spread trades and notes linked by a formula to the price of an underlying instrument. Inverse floaters have coupon rates that vary inversely at a multiple of a designated floating rate (which typically is determined by reference to an index rate, but may also be determined through a dutch auction or a remarketing agent or by reference to another security) (the "reference rate"). As an example, inverse floaters may constitute a class of CMOs with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or the Cost of Funds Index. Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. A spread trade is an investment position relating to a difference in the prices or interest rates of two securities where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities. When a Fund invests in notes linked to the price of an underlying instrument, the price of the underlying security is determined by a multiple (based on a formula) of the price of such underlying security. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on the structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which a Fund may invest may involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments. A Fund may invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although a Fund's purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of a Fund's fundamental investment limitation related to borrowing and leverage.

     Certain issuers of structured products may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Fund's investments in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transactions, and there currently is no active trading market for structured products. As a result, certain structured products in which a Fund invests may be deemed illiquid and subject to its limitation on illiquid investments.

     Investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. In addition, because structured products are typically sold in private placement transactions, there currently is no active trading market for structured products.


     Indexed Investments. The International Equity Fund may invest in instruments which are indexed to certain specific foreign currency exchange rates. The terms of such instruments may provide that their principal amounts or just their coupon interest rates are adjusted upwards or downwards (but not below zero) at maturity or on established coupon payment dates to reflect changes in the exchange rate between two or more currencies while the obligation is outstanding. Such indexed investments entail the risk of loss of principal and/or interest payments from currency movements in addition to principal risk, but offer the potential for realizing gains as a result of changes in foreign currency exchange rates.


     Additional Restrictions on the Use of Futures and Option Contracts. None of the Funds is a "commodity pool" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC) and futures contracts and futures options will be purchased, sold or entered into only for bona fide hedging purposes, provided that a Fund may enter into such transactions for purposes other than bona fide hedging if, immediately thereafter, the sum of the amount of its initial margin and premiums on open contracts and options would not exceed 5% of the liquidation value of the Fund's portfolio, provided, further, that, in the case of an option that is in-the-money, the in-the-money amount may be excluded in calculating the 5% limitation.

     When a Fund purchases a futures contract, an amount of cash or cash equivalents or high quality debt securities will be deposited in a segregated account with such Fund's custodian or sub-custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

                             Investment Restrictions


     The Funds have adopted the following investment restrictions which may not be changed without approval by a "majority of the outstanding shares" of a Fund which, as used in this Statement of Additional Information, means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of a Fund. Except as otherwise indicated herein, the Funds are not subject to any percentage limits with respect to the practices described below.

     Except for the investment policies designated as fundamental herein, the Funds' investment policies (including their investment objectives) are not fundamental. However, in the event of a change in any such Fund's investment objective, shareholders will be given at least 30 days' prior written notice.


     Each Fund may not:

          (1) borrow money, except that each Fund may borrow money for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount not exceeding 33-1/3% of the value of its total assets at the time when the loan is made and may pledge, mortgage or hypothecate no more than 1/3 of its net assets to secure such borrowings. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments;

          (2) make loans, except that each Fund may: (i) purchase and hold debt instruments (including without limitation, bonds, notes, debentures or other obligations and certificates of deposit, bankers' acceptances and fixed time deposits) in accordance with its investment objectives and policies; (ii) enter into repurchase agreements with respect to portfolio securities; and (iii) lend portfolio securities with a value not in excess of one-third of the value of its total assets;

          (3) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, with respect to a Fund's permissible futures and options transactions in U.S. Government securities, positions in such options and futures shall not be subject to this restriction;

          (4) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent a Fund from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities;

          (5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded;

          (6) issue any senior security (as defined in the 1940 Act), except that (a) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth above, a Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security; or

          (7) underwrite securities issued by other persons except insofar as a Fund may technically be deemed to be an underwriter under the Securities Act of 1933 in selling a portfolio security.

     In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, each Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund. For purposes of investment restriction (5) above, real estate includes Real Estate Limited Partnerships. For purposes of investment restriction (3) above, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry." Investment restriction (3) above, however, is not applicable to investments by a Fund in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of an "industry." Supranational organizations are collectively considered to be members of a single "industry" for purposes of restriction (3) above.

     In addition, each Fund is subject to the following nonfundamental restrictions which may be changed without shareholder approval:

          (1) Each Fund other than the New Growth Opportunities Fund, International Equity Fund and Small Cap Value Fund may not, with respect to 75% of its assets, hold more than 10% of the outstanding voting securities of any issuer or invest more than 5% of its assets in the securities of any one issuer (other than obligations of the U.S. Government, its agencies and instrumentalities); Each of the New Growth Opportunities Fund, International Equity Fund and Small Cap Value Fund may not, with respect to 50% of its assets, hold more than 10% of the outstanding voting securities of any issuer.

          (2) Each Fund may not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of a Fund. No Fund has the current intention of making short sales against the box.

          (3) Each Fund may not purchase or sell interests in oil, gas or mineral leases.

          (4) Each Fund may not invest more than 15% of its net assets in illiquid securities.

          (5) Each Fund may not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to a Fund's permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

          (6) Each Fund may invest in the securities of other investment companies to the extent permitted by applicable Federal securities law; provided, however, that a Mauritius holding company (a "Mauritius Portfolio Company") will not be considered an investment company for this purpose.

          For purposes of the Funds' investment restrictions, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

          With respect to the International Equity Fund, as a matter of nonfundamental policy, to the extent permitted under applicable law, the above restrictions do not apply to the following investments ("OECD investments"): (i) any security issued by or the payment of principal and interest on which is guaranteed by the government of any member state of the Organization for Economic Cooperation and Development ("OECD country");
     (ii) any fixed income security issued in any OECD country by any public or local authority or nationalized industry or undertaking of any OECD country or anywhere in the world by the International Bank for Reconstruction and Development, European Investment Bank, Asian Development Bank or any body which is, in the Trustees' opinion, of similar standing. However, no investment may be made in any OECD investment of any one issue if that would result in the value of the Fund's holding of that issue exceeding 30% of the net asset value of the Fund and, if the Fund's portfolio consists only of OECD investments, those OECD investments shall be of at least six different issues.

          In order to permit the sale of its shares in certain states, a Fund may make commitments more restrictive than the investment policies and limitations described above and in its Prospectus. Should a Fund determine that any such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of its shares in the state involved. In order to comply with certain regulatory policies, as a matter of operating policy, each Fund will not: (i) invest more than 5% of its assets in companies which, including predecessors, have a record of less than three years' continuous operation, except for the Small Cap Value Fund which may invest up to 15% of its assets in such companies; provided that this restriction shall not apply to investments in a Mauritius Portfolio Company, (ii) invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of its net assets, and no more than 2% of such value may be warrants which are not listed on the New York or American Stock Exchanges, or (iii) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or is an officer or director of the adviser, if after the purchase of the securities of such issuer by the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value; provided, however, that this restriction shall not apply to investments in a Mauritius Portfolio Company.

          If a percentage or rating restriction on investment or use of assets set forth herein or in a Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

                 Portfolio Transactions and Brokerage Allocation

     Specific decisions to purchase or sell securities for a Fund are made by a portfolio manager who is an employee of the adviser or sub-adviser to such Fund and who is appointed and supervised by senior officers of such adviser or sub-adviser. Changes in a Fund's investments are reviewed by the Board of Trustees of the Trust. The portfolio managers may serve other clients of the advisers in a similar capacity.


     The frequency of a Fund's portfolio transactions--the portfolio turnover rate--will vary from year to year depending upon market conditions. A high turnover rate may increase transaction costs, including brokerage commissions and dealer mark-ups, and the possibility of taxable short-term gains. A high turn-over rate could thus make it more difficult for a Fund to qualify as a registered investment company under federal tax law. Therefore, the advisers will weigh the added costs of short-term investment against anticipated gains and each Fund will engage in portfolio trading if its advisers believe a transaction, net of costs (including custodian charges), will help it achieve its investment objective. Funds investing in both equity and debt securities apply this policy with respect to both the equity and debt portions of their portfolios.


     For the period January 1, 1997 through October 31, 1997, the rates of portfolio turnover for the Balanced Fund, Bond Fund, New Growth Opportunities Fund, Equity Income Fund, Intermediate Bond Fund, International Equity Fund, Large Cap Equity Fund, Large Cap Growth Fund, Short-Term Bond Fund and Small Cap Value Fund were 131%, 261%, 50%, 73%, 193%, 141%, 54%, 36%, 406% and 8%,
respectively.

     Under the advisory agreement and the sub-advisory agreements, the adviser and sub-advisers shall use their best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to the Funds and Portfolios. In assessing the best overall terms available for any transaction, the adviser and sub-advisers consider all factors they deem relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to the adviser or sub-advisers, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. The adviser and sub-advisers are not required to obtain the lowest commission or the best net price for any Fund on any particular transaction, and are not required to execute any order in a fashion either preferential to any Fund relative to other accounts they manage or otherwise materially adverse to such other accounts.

     Debt securities are traded principally in the over-the-counter market through dealers acting on their own account and not as brokers. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the adviser or sub-adviser to a Fund normally seeks to deal directly with the primary market makers unless, in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the adviser or sub-adviser on the tender of a Fund's portfolio securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for a Fund by the adviser and sub-advisers. At present, no other recapture arrangements are in effect.

     Under the advisory and sub-advisory agreements and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the adviser or sub-advisers may cause the Funds to pay a broker-dealer which provides brokerage and research services to the adviser or sub-advisers, the Funds and/or other accounts for which they exercise investment discretion an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if they determine in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or their overall responsibilities to accounts over which they exercise investment discretion. Not all of such services are useful or of value in advising the Funds. The adviser and sub-advisers report to the Board of Trustees regarding overall commissions paid by the Funds and their reasonableness in relation to the benefits to the Funds. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

     The management fees that the Funds pay to the adviser will not be reduced as a consequence of the adviser's or sub-advisers' receipt of brokerage and research services. To the extent the Funds' portfolio transactions are used to obtain such services, the brokerage commissions paid by the Funds will exceed those that might otherwise be paid by an amount which cannot be presently determined. Such services generally would be useful and of value to the adviser or sub-advisers in serving one or more of their other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the adviser and sub-advisers in carrying out their obligations to the Funds. While such services are not expected to reduce the expenses of the adviser or sub-advisers, they would, through use of the services, avoid the additional expenses which would be incurred if they should attempt to develop comparable information through their own staffs.

     In certain instances, there may be securities that are suitable for one or more of the Funds as well as one or more of the adviser's or sub-advisers' other clients. Investment decisions for the Funds and for other clients are made with a view to achieving their respective investment objectives. It may develop that the same investment decision is made for more than one client or that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. In executing portfolio transactions for a Fund, the adviser or sub-advisers may, to the extent permitted by applicable laws and regulations, but shall not be obligated to, aggregate the securities to be sold or purchased with those of other Funds or their other clients if, in the adviser's or sub-advisers' reasonable judgment, such aggregation (i) will result in an overall economic benefit to the Fund, taking into consideration the advantageous selling or purchase price, brokerage commission and other expenses, and trading requirements, and (ii) is not inconsistent with the policies set forth in the Trust's registration statement and the Fund's Prospectus and Statement of Additional Information. When two or more Funds or other clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, it is believed that the ability of the Funds to participate in volume transactions will generally produce better executions for the Funds.

     For the period January 1, 1997 though October 31, 1997, the Funds paid brokerage commissions as detailed below:

Balanced Fund                    $  136,964
Equity Income Fund                1,252,606
International Equity Fund         2,045,434
Large Cap Equity Fund               263,676
Large Cap Growth Fund               355,303
New Growth Opportunities Fund        97,666
Small Cap Equity Fund                72,383

                             PERFORMANCE INFORMATION


     From time to time, a Fund may use hypothetical investment examples and performance information in advertisements, shareholder reports or other communications to shareholders. Performance is calculated separately for each class of shares. Because such performance information is based on past investment results, it should not be considered as an indication or representation of the performance of a Fund in the future. From time to time, the performance and yield of a Fund may be quoted and compared to those of other mutual funds with similar investment objectives, unmanaged investment accounts, including savings accounts, or other similar products and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc. or Morningstar Mutual Funds on Disc, widely recognized independent services which monitor the performance of mutual funds. Performance and yield data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in local or regional publications, may also be used in comparing the performance and yield of a Fund. A Fund's performance may be compared with indices such as the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Government Bond Index, the Lehman Government Bond 1-3 Year Index, the Lehman Brothers Intermediate Government/Corporate Bond Index and the Lehman Aggregate Bond Index; the S&P 500 Index, the S&P Mid-Cap Index, the Dow Jones Industrial Average or any other commonly quoted index of common stock prices; and the Russell 2000 Index and the NASDAQ Composite Index. Additionally, a Fund may, with proper authorization, reprint articles written about such Fund and provide them to prospective shareholders.


     A Fund may provide period and average annual "total rates of return." The "total rate of return" refers to the change in the value of an investment in a Fund over a period (which period shall be stated in any advertisement or communication with a shareholder) based on any change in net asset value per share including the value of any shares purchased through the reinvestment of any dividends or capital gains distributions declared during such period. One-, five-, and ten-year periods will be shown, unless the Fund has been in existence for a shorter-period.

     Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yields and the net asset values of shares of a Fund will vary based on market conditions, the current market value of the securities held by the Fund and changes in the Fund's expenses. The advisers, the Administrator, the Distributor and other service providers may voluntarily waive a portion of their fees on a month-to-month basis. In addition, the Distributor may assume a portion of a Fund's operating expenses on a month-to-month basis. These actions would have the effect of increasing the net income (and therefore the yield and total rate of return) of shares of the Fund during the period such waivers are in effect. These factors and possible differences in the methods used to calculate the yields and total rates of return should be considered when comparing the yields or total rates of return of shares of a Fund to yields and total rates of return published for other investment companies and other investment vehicles.

     In connection with the conversion of various common trust funds maintained by Chase into the Chase Vista Select Funds (the "CTF Conversion"), the Balanced Fund was established to receive the assets of The Balanced Fund of Chemical Bank, the Bond Fund was established to receive the assets of The Taxable Bond Fund of Chemical Bank and the Trinity Bond Fund and Fixed Income Fund of The Chase Manhattan Bank, the New Growth Opportunities Fund was established to receive the assets of the Emerging Growth Fund of The Chase Manhattan Bank, the Equity Income Fund was established to receive the assets of The Equity Income Fund of Chemical Bank and the Equity Income Fund of The Chase Manhattan Bank, the Intermediate Bond Fund was established to receive the assets of The Intermediate-Term Taxable Bond Fund of Chemical Bank, the International Equity Fund was established to receive the assets of The International Equity Fund of Chemical Bank and the International Equity Fund of The Chase Manhattan Bank, the Large Cap Equity Fund was established to receive the assets of the Trinity Equity Fund and Intrinsic Value Equity Fund of The Chase Manhattan Bank, the Large Cap Growth Fund was established to receive the assets of The Core Equity Fund of Chemical Bank, the Short-Term Bond Fund was established to receive the assets of the Short-

Term Bond Fund of The Chase Manhattan Bank and the Small Cap Value Fund was established to receive the assets of The Smaller Companies Equities Fund of Chemical Bank.

     Performance results presented for the Balanced Fund, Bond Fund, New Growth Opportunities Fund, Equity Income Fund, Intermediate Bond Fund, International Equity Fund, Large Cap Equity Fund, Large Cap Growth Fund, Short-Term Bond Fund and Small Cap Value Fund will be based upon the performance of The Balanced Fund of Chemical Bank, the Fixed Income Fund of The Chase Manhattan Bank, the Emerging Growth Fund of The Chase Manhattan Bank, the Equity Income Fund of The Chase Manhattan Bank, The Intermediate-Term Taxable Bond Fund of Chemical Bank, The International Equity Fund of Chemical Bank, the Trinity Equity Trust of The Chase Manhattan Bank, The Core Equity Fund of Chemical Bank, the Short-Term Bond Fund of The Chase Manhattan Bank and The Smaller Companies Equities Fund of Chemical Bank, respectively, for periods prior to the consummation of the CTF Conversion.

     Advertising or communications to shareholders may contain the views of the advisers as to current market, economic, trade and interest rate trends, as well as legislative, regulatory and monetary developments, and may include investment strategies and related matters believed to be of relevance to a Fund.

     Advertisements for the Chase Vista Funds may include references to the asset size of other financial products made available by Chase, such as the offshore assets of other funds.

                              Total Rate of Return

     A Fund's or class' total rate of return for any period will be calculated by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share on the first day of such period, and (b) subtracting 1 from the result. The average annual rate of return quotation will be calculated by (x) adding 1 to the period total rate of return quotation as calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

     The average annual total rate of return figures for the following Funds, reflecting the initial investment assuming the reinvestment of all distributions (but excluding the effects of any applicable sales charges) for, where applicable, the one, five and ten year periods ended October 31, 1997, and, for the New Growth Opportunities Fund and the International Equity Fund, for the period from commencement of business operations of each such Fund to October 31, 1997, were as follows:

                                      One           Five            Ten           Since        Date of
Fund                                  Year          Years          Years        Inception     Inception
----                                  ----          -----          -----        ---------     ---------
Balanced Fund                         18.97%        11.28%         11.23%         N/A
Bond Fund                              8.19%         7.39%          8.82%         N/A
New Growth Opportunities Fund         14.13%        14.54%           N/A        12.94%         4/30/89
Equity Income Fund                    30.74%        18.69%         16.63%         N/A
Intermediate Bond Fund                 6.96%         6.31%          8.24%         N/A
International Equity Fund              8.91%          N/A            N/A         5.92%         5/31/93
Large Cap Equity Fund                 31.83%        16.83%         14.98%         N/A
Large Cap Growth Fund                 31.83%        16.54%         14.80%         N/A
Short-Term Bond Fund                   4.50%         4.92%          6.93%         N/A
Small Cap Value Fund                  22.37%        17.53%         16.31%         N/A

----------
Performance presented in the table above and in each table that follows is based upon the performance of their respective predecessor funds for periods prior to the consummation of the CTF Reorganization. Performance presented for each of these Funds for periods prior to the consummation of the CTF Reorganization is based on the historical performance of shares of its predecessor fund, adjusted to reflect historical expenses at the levels projected (absent reimbursements) for that Fund at the time of the CTF Reorganization.

     The Funds may also from time to time include in advertisements or other communications a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of a Fund with other measures of investment return.

                                Yield Quotations

     Any current "yield" quotation for a Fund shall consist of an annualized hypothetical yield, carried at least to the nearest hundredth of one percent, based on a thirty calendar day period and shall be calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the maximum offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

     The Funds will not quote yields for periods prior to the consummation of the CTF Reorganization.

     Advertisements for the Funds may include references to the asset size of other financial products made available by Chase, such as the offshore assets of other funds advised by Chase.

     The yields of the Funds for the thirty day period ended October 31, 1997 were as follows:

Balanced Fund                         4.41%
Bond Fund                             6.68%
Equity Income Fund                    3.04%
Intermediate Bond Fund                6.52%
International Equity Fund             1.16%
Large Cap Equity Fund                 1.72%
Large Cap Growth Fund                 1.11%
New Growth Opportunities Fund         0.32%
Short-Term Bond Fund                  6.29%
Small Cap Value Fund                  1.42%

                      Non-Standardized Performance Results

     The table below reflects the net change in the value of an assumed initial investment of $10,000 in the Funds (including the predecessor common trust funds) for the ten-year period ending October 31, 1997, or, in the case of the New Growth Opportunities Fund and the International Equity Fund, from the commencement of operations of their predecessor common trust funds on April 1, 1989 and May 1, 1993, respectively. The values reflect an assumption that capital gain distributions and income dividends, if any, have been invested in additional shares of the same class. From time to time, the Funds may provide these performance results in addition to the total rate of return quotations required by the Securities and Exchange Commission. As discussed more fully in the Prospectuses, neither these performance results, nor total rate of return quotations, should be considered as representative of the performance of the Funds in the future. These factors and the possible differences in the methods used to calculate performance results and total rates of return should be considered when comparing such performance results and total rate of return quotations of the Funds with those published for other investment companies and other investment vehicles.

                                    Value of         Value of
                                     Initial         Capital         Value of
          Period Ended               $10,000          Gains         Reinvested
        October 31, 1997           Investment     Distributions     Dividends     Total Value
        ----------------           ----------     -------------     ---------     -----------
Balanced Fund                        $28,855          N/A              N/A          $28,855
Bond Fund                             22,702          N/A              N/A           22,702
New Growth Opportunities Fund         28,165          N/A              N/A           28,165
Equity Income Fund                    46,642          N/A              N/A           46,642
Intermediate Bond Fund                22,082          N/A              N/A           22,082
International Equity Fund             12,897          N/A              N/A           12,897
Large Cap Equity Fund                 40,419          N/A              N/A           40,419
Large Cap Growth Fund                 39,791          N/A              N/A           39,791
Short-Term Bond Fund                  19,557          N/A              N/A           19,557
Small Cap Value Fund                  45,378          N/A              N/A           45,378

                        DETERMINATION OF NET ASSET VALUE

     As of the date of this Statement of Additional Information, the New York Stock Exchange is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition to the days listed above (other then Good Friday), Chase is closed for business on the following holidays: Columbus Day and Veteran's Day. Since the International Equity Fund invests in securities primarily listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays on which the Fund does not price, the Fund's portfolio will trade and the net asset value of the Fund's shares may be significantly affected on days when the investor has no access to the Fund.

     Equity securities in a Fund's portfolio are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ National Market System, or at the last quoted bid price for securities in which there were no sales during the day or for other unlisted (over-the-counter) securities not reported on the NASDAQ National Market System. Bonds and other fixed income securities (other than short-term obligations, but including listed issues) in a Fund's portfolio are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations which mature in 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Portfolio securities (other than short-term obligations) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

     Interest income on long-term obligations in a Fund's portfolio is determined on the basis of coupon interest accrued plus amortization of discount (the difference between acquisition price and stated redemption price at maturity) and premiums (the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest and discount accrued less amortization of premium.

                            PURCHASES AND REDEMPTIONS

     The Fund has established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The Funds' Transfer Agent may defer acting on a financial institution's instructions until it has received them in proper form. In addition, the privileges described in the Prospectuses are not available until a completed and signed account application has been received by the Transfer Agent.

     Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its Shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).


                           DISTRIBUTIONS; TAX MATTERS


     The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the respective Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in each Fund's Prospectus are not intended as substitutes for careful tax planning.

                 Qualification as a Regulated Investment Company


     Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Net investment income for each Fund consists of all interest accrued and discounts earned, less amortization of any market premium on the portfolio assets of the Fund and the accrued expenses of the Fund. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of its net investment income for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Under the current view of the Internal Revenue Service, if a Fund invests all of its assets in another open-end, management investment company which is classified as a partnership for federal income tax purposes, such Fund will be deemed to own a proportionate share of the income of the portfolio into which it contributes all of its assets for purposes of determining whether such Fund satisfies the Distribution Requirement and the other requirements necessary to qualify as a regulated investment company (e.g., Income Requirement (hereinafter defined), etc.).


     In addition to satisfying the Distribution Requirement, a regulated investment company must: (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

     In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

     Each Fund may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales. See "Additional Policies Regarding Derivative and Related Transactions." Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of the Fund and defer recognition of certain of the Fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a Fund to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement and avoid the 4% excise tax (described below). Each Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

     If the International Equity Fund purchases shares in a "passive foreign investment company" (a "PFIC"), such Fund may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by a Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains. If a Fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code (a "QEF"), in lieu of the foregoing requirements, such Fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to such Fund. Alternatively, under recently enacted legislation, a Fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, such Fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the Distribution Requirement and would be taken into account for purposes of the 4% excise tax (described below).

     If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

                  Excise Tax on Regulated Investment Companies

     A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election"). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                               Fund Distributions

     Each Fund anticipates distributing substantially all of its net investment income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends-received deduction for corporations only to the extent discussed below.

     A Fund may either retain or distribute to shareholders its net realized capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.

     Under recently enacted legislation, the maximum rate of tax on long-term capital gains of individuals will generally be reduced from 28% to 20% (10% for gains otherwise taxed at 15%) for long-term capital gains realized after July 28, 1997 with respect to capital assets held for more than 18 months. Additionally, beginning after December 31, 2000, the maximum tax rate for capital assets with a holding period beginning after that date and held for more than five years will be 18%. Under a literal reading of the legislation, capital gain dividends paid by a regulated investment company would not appear eligible for the reduced capital gain rates. However, the legislation authorizes the Treasury Department to promulgate regulations that would apply the new rates to capital gain dividends paid by a regulated investment company.

     Conversely, if a Fund elects to retain its net realized capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

     With respect to each Fund other than International Equity Fund, ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends- received deduction generally available to corporations to the extent of the amount of qualifying dividends received by a Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), under the Rules of Code Section 246 (c)(3) and (4);
(2) to the extent that a Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code
Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund. In the case where a Fund invests all of its assets in a Portfolio and the Fund satisfies the holding period rules pursuant to Code Section 246(c) as to its interest in the Portfolio, a corporate shareholder which satisfies the foregoing requirements with respect to its shares of the Fund should receive the dividends-received deduction.

     For purposes of the Corporate AMT and the environmental Superfund tax, the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMT. However, corporate shareholders will generally be required to take the full amount of any dividend received from a Fund into account (without a dividends-received deduction) in determining its adjusted current earnings.

     Investment income that may be received by certain of the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Fund to a reduced rate of, or exemption from, taxes on such income.

It is impossible to determine the effective rate of foreign tax in advance since the amount of any such Fund's assets to be invested in various countries is not known. If more than 50% of the value of the International Equity Fund's total assets at the close of its taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign taxes paid by such Fund. If the Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. Each shareholder should consult his own tax advisor regarding the potential application of foreign tax credits.

     Distributions by a Fund that do not constitute ordinary income dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

     Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

     Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

     A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

                          Sale or Redemption of Shares

     A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long- term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt- interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares.

                              Foreign Shareholders

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

     If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends paid to a foreign shareholder from net investment income will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund and capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains. Furthermore, with respect to the International Equity Fund, such a foreign shareholder may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) on the gross income resulting from the Fund's election to treat any foreign taxes paid by it as paid by its shareholders, but may not be allowed a deduction against this gross income or a credit against this U.S. withholding tax for the foreign shareholder's pro rata share of such foreign taxes which it is treated as having paid.

     If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

     In the case of foreign noncorporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of its foreign status.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

                           State and Local Tax Matters

     Depending on the residence of the shareholder for tax purposes, distributions may also be subject to state and local taxes or withholding taxes. Most states provide that a RIC may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U.S. government securities (such as U.S. Treasury obligations). Thus, for residents of these states, distributions derived from a Fund's investment in certain types of U.S. government securities should be free from state and local income taxes to the extent that the interest income from such investments would have been exempt from state and local income taxes if such securities had been held directly by the respective shareholders themselves. Certain states, however, do not allow a RIC to pass through to its shareholders the state and local income tax exemptions available to direct owners of certain types of U.S. government securities unless the RIC holds at least a required amount of U.S. government securities. Accordingly, for residents of these states, distributions derived from a Fund's investment in certain types of U.S. government securities may not be entitled to the exemptions from state and local income taxes that would be available if the shareholders had purchased U.S. government securities directly. Shareholders' dividends attributable to a Fund's income from repurchase agreements generally are subject to state and local income taxes, although states and regulations vary in their treatment of such income. The exemption from state and local income taxes does not preclude states from asserting other taxes on the ownership of U.S. government securities. To the extent that a Fund invests to a substantial degree in U.S. government securities which are subject to favorable state and local tax treatment, shareholders of such Fund will be notified as to the extent to which distributions from the Fund are attributable to interest on such securities. Rules of state and local taxation of ordinary income dividends and capital gain dividends from RICs may differ from the rules for U.S. federal income taxation in other respects. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

                          Effect of Future Legislation

     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

               MANAGEMENT OF THE TRUST AND THE FUNDS OR PORTFOLIOS

                              Trustees and Officers

     The Trustees and officers of the Trust and their principal occupations for at least the past five years are set forth below. Their titles may have varied during that period.

     Fergus Reid, III--Chairman of the Trust. Chairman and Chief Executive Officer, Lumelite Corporation, since September 1985; Trustee, Morgan Stanley Funds. Age: 65. Address: 202 June Road, Stamford, CT 06903.

     *H. Richard Vartabedian--Trustee and President of the Trust; Chairman of the Portfolios. Investment Management Consultant; formerly, Senior Investment Officer, Division Executive of the Investment Management Division of The Chase Manhattan Bank, N.A., 1980 through 1991. Age: 61. Address: P.O. Box 296, Beach Road, Hendrick's Head, Southport, ME 04576.

     William J. Armstrong--Trustee. Vice President and Treasurer, Ingersoll-Rand Company. Age: 55. Address: 49 Aspen Way, Upper Saddle River, NJ 07458.

     John R.H. Blum--Trustee. Attorney in private practice; formerly, partner in the law firm of Richards, O'Neil & Allegaert; Commissioner of Agriculture - State of Connecticut, 1992-1995. Age: 68. Address: 322 Main Street, Lakeville, CT 06039.

     Stuart W. Cragin, Jr.--Trustee. Retired; formerly President, Fairfield Testing Laboratory, Inc. He has previously served in a variety of marketing, manufacturing and general management positions with Union Camp Corp., Trinity Paper & Plastics Corp., and Conover Industries. Age: 64. Address: 108 Valley Road, Cos Cob, CT 06807.

     Roland R. Eppley, Jr.--Trustee. Retired; formerly President and Chief Executive Officer, Eastern States Bankcard Association Inc. (1971-1988); Director, Janel Hydraulics, Inc.; formerly Director of The Hanover Funds, Inc.
Age: 65. Address: 105 Coventry Place, Palm Beach Gardens, FL 33418.

     Joseph J. Harkins--Trustee. Retired; Commercial Sector Executive and Executive Vice President of The Chase Manhattan Bank, N.A. from 1985 through 1989. He has been employed by Chase in numerous capacities and offices since 1954. Director of Blessings Corporation, Jefferson Insurance Company of New York, Monticello Insurance Company and National. Age: 66. Address: 257 Plantation Circle South, Ponte Vedra Beach, FL 32082.

     *Sarah E. Jones--Trustee. President and Chief Operating Officer of Chase Mutual Funds Corp.; formerly Managing Director for the Global Asset Management and Private Banking Division of the Chase Manhattan Bank. Age: 46. Address: One Chase Manhattan Plaza, Third Floor, New York, NY 10081.

     W. Perry Neff--Trustee. Independent Financial Consultant; Director of North America Life Assurance Co., Petroleum & Resources Corp. and The Adams Express Co.; formerly Director and Chairman of The Hanover Funds, Inc.; formerly Director, Chairman and President of The Hanover Investment Funds, Inc. Age: 70.
Address: RR 1 Box 102, Weston, VT 05181.

     W.D. MacCallan--Trustee. Director of The Adams Express Co. and Petroleum & Resources Corp.; formerly Chairman of the Board and Chief Executive Officer of The Adams Express Co. and Petroleum & Resources Corp.; formerly Director of The Hanover Funds, Inc. and The Hanover Investment Funds, Inc. Age: 70. Address: 624 East 45th Street, Savannah, GA 31405

     *Leonard M. Spalding, Jr.--Trustee. Chief Executive Officer of Chase Mutual Funds Corp.; formerly President and Chief Executive Officer of Vista Capital Management and formerly Chief Investment Executive of the Chase Manhattan Private Bank. Age: 62. Address: One Chase Manhattan Plaza, Third Floor, New York, NY 10081.

     Richard E. Ten Haken--Trustee; Chairman of the Audit Committee. Formerly District Superintendent of Schools, Monroe No. 2 and Orleans Counties, New York; Chairman of the Board and President, New York State Teachers' Retirement System.
Age: 63. Address: 4 Barnfield Road, Pittsford, NY 14534.

     Irving L. Thode--Trustee. Retired; formerly Vice President of Quotron Systems. He has previously served in a number of executive positions with Control Data Corp., including President of its Latin American Operations, and General Manager of its Data Services business. Age: 66. Address: 80 Perkins Road, Greenwich, CT 06830.

     Martin R. Dean--Treasurer and Assistant Secretary. Associate Director, Accounting Services, BISYS Fund Services; formerly Senior Manager, KPMG Peat Marwick (1987-1994). Age: 34. Address: 3435 Stelzer Road, Columbus, OH 43219.

     Richard Baxt--Secretary. Senior Vice President, Client Services, BISYS Fund Services; formerly General Manager of Investment and Insurance, First Fidelity Bank, President of First Fidelity Brokers, and President of Citicorp Investment Services. Age: 44. Address: 125 W. 55th Street, New York, NY 10019.

     Vicky M. Hayes--Assistant Secretary. Vice President and Global Marketing Manager, Vista Fund Distributors, Inc.; formerly Assistant Vice President, Alliance Capital Management and held various positions with J. & W. Seligman & Co. Age: 36. Address: One Chase Manhattan Plaza, 3rd Fl., New York, NY 10081.

     Alaina Metz--Assistant Secretary. Chief Administrative Officer, BISYS Fund Services; formerly Supervisor, Blue Sky Department, Alliance Capital Management L.P. Age: 30. Address: 3435 Stelzer Road, Columbus, OH 43219.

     Lee Schultheis--Assistant Treasurer and Assistant Secretary. President, BISYS Fund Distributors; formerly Managing Director, Forum Financial Group. Age:
41. Address: One Chase Manhattan Plaza, 3rd Fl., New York, NY 10081.

----------
*Asterisks indicate those Trustees that are "interested persons" (as defined in the 1940 Act). Mr. Reid is not an interested person of the Trust's investment advisers or principal underwriter, but may be deemed an interested person of the Trust solely by reason of being an officer of the Trust.

     The Board of Trustees of the Trust presently has an Audit Committee. The members of the Audit Committee are Messrs. Ten Haken (Chairman), Armstrong, Eppley, MacCallan and Thode. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met two times during the fiscal period ended October 31, 1997.

     The Board of Trustees of the Trust has established an Investment Committee. The members of the Investment Committee are Messrs. Vartabedian (Chairman), Reid and Spalding.The function of the Investment Committee is to review the investment management process of the Trust.

     The Trustees and officers of the Trust appearing in the table above also serve in the same capacities with respect to Mutual Fund Trust, Mutual Fund Variable Annuity Trust, Mutual Fund Group, Mutual Fund Select Trust, Capital Growth Portfolio, Growth and Income Portfolio and International Equity Portfolio (these entities, together with the Trust, are referred to below as the "Chase Vista Funds").

            Remuneration of Trustees and Certain Executive Officers:

     Each Trustee is reimbursed for expenses incurred in attending each meeting of the Board of Trustees or any committee thereof. Each Trustee who is not an affiliate of the advisers is compensated for his or her services according to a fee schedule which recognizes the fact that each Trustee also serves as a Trustee of other investment companies advised by the advisers. Each Trustee receives a fee, allocated among all investment companies for which the Trustee serves, which consists of an annual retainer component and a meeting fee component.

                                                                            New Growth
                                                                          Opportunities        Equity       Intermediate
                                       Balanced Fund       Bond Fund           Fund         Income Fund      Bond Fund
Fergus Reid, III, Trustee                  $532.50         $1,416.76          $315.73         $2,629.77       $886.68
H. Richard Vartabedian, Trustee             347.57            998.55           222.26          1,854.54        623.69
William J. Armstrong, Trustee               239.43            638.42           142.33          1,186.67        399.09
John R.H. Blum, Trustee                     281.41            750.39           168.68          1,386.33        463.98
Stuart W. Cragin, Jr., Trustee              249.71            665.70           148.17          1,236.36        415.79
Roland R. Eppley, Jr., Trustee              249.71            665.70           148.17          1,236.36        415.79
Joseph J. Harkins, Trustee                  270.96            723.45           162.56          1,336.75        446.59
Sarah E. Jones, Trustee                         --                --               --                --            --
W.D. MacCallan, Trustee                     249.71            665.70           148.17          1,236.35        415.79
W. Perry Neff, Trustee                      270.96            922.04           162.56          1,336.75        446.59
Leonard M. Spalding, Jr., Trustee               --                --               --                --            --
Richard E. Ten Haken, Trustee               249.71            665.70           148.17          1,236.36        415.79
Irving L. Thode, Trustee                    249.71            665.70           148.17          1,236.36        415.79

                                       International      Large Cap          Large Cap       Short Term       Small Cap
                                        Equity Fund      Growth Fund        Equity Fund       Bond Fund      Value Fund
Fergus Reid, III, Trustee                  $750.27         $1,491.65          $527.33          $80.54        $1,240.37
H. Richard Vartabedian, Trustee             531.26          1,055.81           371.37           56.66           876.60
William J. Armstrong, Trustee               339.65            675.77           237.69           36.20           561.47
John R.H. Blum, Trustee                     400.72            782.36           281.85           42.50           650.87
Stuart W. Cragin, Jr., Trustee              354.17            703.87           247.58           37.77           584.40
Roland R. Eppley, Jr., Trustee              354.17            703.87           247.58           37.77           584.40
Joseph J. Harkins, Trustee                  387.48            755.86           271.69           40.93           626.29
Sarah E. Jones, Trustee                         --                --               --              --               --
W.D. MacCallan, Trustee                     354.17            703.87           247.58           37.77           584.40
W. Perry Neff, Trustee                      387.48            755.86           271.69           40.93           628.29
Leonard M. Spalding, Jr., Trustee               --                --               --              --               --
Richard E. Ten Haken, Trustee               354.17            703.87           247.58           37.77           584.40
Irving L. Thode, Trustee                    354.17            703.87           247.58           37.77           584.40

                                        Pension or Retirement            Total
                                          Benefits Accrued            Compensation
                                       by the Fund Complex(1)     from Fund Complex(2)
Fergus Reid, III, Trustee                      $56,368                  $129,500
H. Richard Vartabedian, Trustee                 47,622                   102,750
William J. Armstrong, Trustee                   38,372                    67,000
John R.H. Blum, Trustee                         41,363                    73,000
Stuart W. Cragin, Jr., Trustee                  34,965                    68,500
Roland R. Eppley, Jr., Trustee                  53,267                    68,500
Joseph J. Harkins, Trustee                      52,508                    71,500
Sarah E. Jones, Trustee                             --                        --
W.D. MacCallan, Trustee                         66,323                    68,500
W. Perry Neff, Trustee                          66,323                    71,500
Leonard M. Spalding, Jr., Trustee                   --                        --
Richard E. Ten Haken, Trustee                   31,463                    68,500
Irving L. Thode, Trustee                        41,876                    68,500

----------
(1) Data reflects total benefits accrued by the Trust, Mutual Fund Group, Capital Growth Portfolio, Growth and Income Portfolio and International Equity Portfolio for the fiscal year ended October 31, 1997, and by the Mutual Fund Trust, Mutual Fund Select Trust and Mutual Fund Variable Annuity Trust for the fiscal year ended August 31, 1997.

(2) Data reflects total compensation earned during the period January 1, 1997 to December 31, 1997 for service as a Trustee to the Trust, Mutual Fund Group, Mutual Fund Trust, Mutual Fund Variable Annuity Trust, Mutual Fund Select Trust, Capital Growth Portfolio, Growth and Income Portfolio and International Equity Portfolio.

     As of December 31, 1997, the Trustees and officers as a group owned less than 1% of each Fund's outstanding shares, all of which were acquired for investment purposes. For fiscal year ended October 31, 1997, the Trust paid its disinterested Trustees fees and expenses for all of the meetings of the Board of Directors and any committee meetings attended in the aggregate amount of approximately $2,780, which amount is then apportioned among the Funds comprising the Trust.

             Chase Vista Funds Retirement Plan for Eligible Trustees

     The Trustees have instituted a Retirement Plan for Eligible Trustees (the "Plan") pursuant to which each Trustee (who is not an employee of any of the Funds advised by the advisers, the advisers, administrator or distributor or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible Trustee has attained age 65 and has completed at least five years of continuous service with one or more of the investment companies advised by the adviser (collectively, the "Covered Funds"). Each Eligible Trustee is entitled to receive from the Covered Funds an annual benefit commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to the sum of 8% of the highest annual compensation received from the Covered Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years) completed with respect to any of the Covered Funds and (ii) 4% of the highest annual compensation received from the Covered Funds for each year of service in excess of 10 years, provided that no Trustees annual benefit will exceed the highest annual compensation received by that Trustee from the Covered Funds. Such benefit is payable to each eligible Trustee in monthly installments for the life of the Trustee.

     Set forth below in the table are the estimated annual benefits payable to an eligible Trustee upon retirement assuming various compensation and years of service classifications. As of October 31, 1997, the estimated credited years of service for Messrs. Reid, Vartabedian, Armstrong, Blum, Cragin, Eppley, Harkins, Neff, MacCallan, Spalding, Ten Haken, Thode and Ms. Jones are 12, 4, 9, 12, 4, 8, 6, 7, 7, 0, 12, 4 and 0, respectively.

                Highest Annual Compensation Paid by All Chase Vista Funds
            -----------------------------------------------------------------
             $60,000      $80,000      $100,000      $120,000      $140,000
Years of
Service                  Estimated Annual Benefits upon Retirement
-------     --------------------------------------------------------------------
    14       $57,600      $76,800      $ 96,000      $115,200      $134,400
    12        52,800       70,400        88,000       105,600       123,200
    10        48,000       64,000        80,000        96,000       112,000
     8        38,400       51,200        64,000        76,800        89,600
     6        28,800       38,400        48,000        57,600        67,200
     4        19,200       25,600        32,000        38,400        44,800

     The Trustees have also instituted a Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan") pursuant to which each Trustee (who is not an employee of any of the Covered Funds, the advisers, administrator or distributor or any of their affiliates) may enter into agreements with the Covered Funds whereby payment of the Trustee's fees are deferred until the payment date elected by the Trustee

(or the Trustee's termination of service). The deferred amounts are invested in shares of Vista funds selected by the Trustee. The deferred amounts are paid out in a lump sum or over a period of several years as elected by the Trustee at the time of deferral. If a deferring Trustee dies prior to the distribution of amounts held in the deferral account, the balance of the deferral account will be distributed to the Trustee's designated beneficiary in a single lump sum payment as soon as practicable after such deferring Trustee's death.

     Messrs. Eppley, Ten Haken, Thode and Vartabedian have each executed a deferred compensation agreement for the 1997 calendar year and as of October 31, 1997 they had contributed $55,354, $27,669, $49,803 and $83,000, respectively.

     The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

                             Adviser and Sub-Adviser

     Chase acts as investment adviser to the Funds pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Subject to such policies as the Board of Trustees may determine, Chase is responsible for investment decisions for the Funds. Pursuant to the terms of the Advisory Agreement, Chase provides the Funds with such investment advice and supervision as it deems necessary for the proper supervision of the Funds' investments. The advisers continuously provide investment programs and determine from time to time what securities shall be purchased, sold or exchanged and what portion of the Funds' assets shall be held uninvested. The advisers to the Funds furnish, at their own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Funds. The Advisory Agreement for the Funds will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of a Fund's outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.

     Under the Advisory Agreement, the adviser may utilize the specialized portfolio skills of all its various affiliates, thereby providing the Funds with greater opportunities and flexibility in accessing investment expertise.

     Pursuant to the terms of the Advisory Agreement and the sub-advisers' agreements with the adviser, the adviser and sub-advisers are permitted to render services to others. Each advisory agreement is terminable without penalty by the Trust on behalf of the Funds on not more than 60 days', nor less than 30 days', written notice when authorized either by a majority vote of a Fund's shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by the adviser or sub-adviser on not more than 60 days', nor less than 30 days', written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The advisory agreements provide that the adviser or sub-adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the respective Fund, except for wilful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

     With respect to the Equity Funds, the equity research team of the adviser looks for two key variables when analyzing stocks for potential investment by equity portfolios: value and momentum. To uncover these qualities, the team uses a combination of quantitative analysis, fundamental research and computer technology to help identify undervalued stocks.

     In the event the operating expenses of the Funds, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to the Funds imposed by the securities laws or regulations thereunder of any state in which the shares of the Funds are qualified for sale, as such limitations may be raised or lowered from time to time, the adviser shall reduce its advisory fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the adviser shall be deducted from the monthly advisory fee otherwise payable with respect to the Funds during such fiscal year; and if such amounts should exceed the monthly fee, the adviser shall pay to a Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

     Under the Advisory Agreement, Chase may delegate a portion of its responsibilities to a sub-adviser. In addition, the Advisory Agreement provides that Chase may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of Chase as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Chase.

     Chase, on behalf of the Funds (except the International Equity Fund), has entered into an investment sub-advisory agreement with Chase Asset Management, Inc. ("CAM"). With respect to the International Equity Fund, Chase has entered into an investment sub-advisory agreement with Chase Asset Management (London) Limited ("CAM London"). With respect to the day-to-day management of the Funds, under the sub-advisory agreements, the sub-advisers make decisions concerning, and place all orders for, purchases and sales of securities and helps maintain the records relating to such purchases and sales. The sub-advisers may, in their discretion, provide such services through their own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to the Company under applicable laws and are under the common control of Chase; provided that (i) all persons, when providing services under the sub-advisory agreement, are functioning as part of an organized group of persons, and (ii) such organized group of persons is managed at all times by authorized officers of the sub-advisers. This arrangement will not result in the payment of additional fees by the Funds.


     Chase, a wholly-owned subsidiary of The Chase Manhattan Corporation, a registered bank holding company, is a commercial bank offering a wide range of banking and investment services to customers throughout the United States and around the world. Also included among Chase's accounts are commingled trust funds and a broad spectrum of individual trust and investment management portfolios. These accounts have varying investment objectives. Chase is located at 270 Park Avenue, New York, New York 10017.

     CAM is a wholly-owned operating subsidiary of the Adviser. CAM is registered with the Securities and Exchange Commission as an investment adviser and provides discretionary investment advisory services to institutional clients, and the same individuals who serve as portfolio managers for CAM also serve as portfolio managers for Chase. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

     CAM London is an indirect wholly-owned subsidiary of the Adviser. CAM London is registered with the Securities and Exchange Commission and is regulated by the Investment Management Regulatory Organization (IMRO) as an investment adviser and provides discretionary investment advisory services to institutional clients, and the same individuals who serve as portfolio managers for CAM London also serve as portfolio managers for Chase. CAM London is located at Colvile House, 32 Curzon Street, London W1Y8AL.


     In consideration of the services provided by the adviser pursuant to the Advisory Agreement, the adviser is entitled to receive from each Fund an investment advisory fee computed daily and paid monthly based on a rate equal to a percentage of such Fund's average daily net assets specified in the relevant Prospectuses. However, the adviser may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis. For its services under its sub-advisory agreement, CAM (or CAM London in the case of the International Equity Fund) will be entitled to receive, with respect to each such Fund, such compensation, payable by the adviser out of its advisory fee, as is described in the relevant Prospectuses.

     For the period January 1, 1997 through October 31, 1997, the Advisor was paid or accrued advisory fees, and voluntarily waived the amounts in parentheses:

                                                 Period-Ended
                                                   10/31/97
                                                   --------
Balanced Fund                                     790,251   (790,251)
Bond Fund                                       1,236,590 (1,236,590)
New Growth Opportunities Fund                     614,080   (614,080)
Equity Income Fund                              3,012,125 (3,012,125)
Intermediate Bond Fund                            744,236   (744,236)
International Equity Fund                       2,096,199 (2,096,199)
Large Cap Growth Fund                           1,697,055 (1,697,055)
Large Cap Equity Fund                             623,935   (623,935)
Short Term Bond Fund                               56,681    (56,681)
Small Cap Value Fund                            2,337,360 (2,337,360)

                                  Administrator

     Pursuant to separate Administration Agreements (the "Administration Agreements"), Chase is the administrator of the Funds. Chase provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds' independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds and providing, at its own expense, office facilities, equipment and personnel necessary to carry its duties. Chase in its capacity as administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

     Under the Administration Agreements Chase is permitted to render administrative services to others. The Administration Agreements will continue in effect from year to year with respect to each Fund only if such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by vote of a majority of such Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Administration Agreements or "interested persons" (as defined in the 1940 Act) of any such party. The Administration Agreements are terminable without penalty by the Trust on behalf of each Fund on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by Chase on 60 days' written notice, and will automatically terminate in the event of their "assignment" (as defined in the 1940 Act). The Administration Agreements also provide that neither Chase or its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreements.

     In addition, the Administration Agreements provide that, in the event the operating expenses of any Fund, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to that Fund imposed by the securities laws or regulations thereunder of any state in which the shares of such Fund are qualified for sale, as such limitations may be raised or lowered from time to time, Chase shall reduce its administration fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by Chase shall be deducted from the monthly administration fee otherwise payable to Chase during such fiscal year, and if such amounts should exceed the monthly fee, Chase shall pay to such Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

     In consideration of the services provided by Chase pursuant to the Administration Agreements, Chase receives from each Fund a fee computed daily and paid monthly at an annual rate equal to 0.10% of each of the Fund's average daily net assets, on an annualized basis for the Fund's then-current fiscal year. Chase may voluntarily waive a portion of the fees payable to it with respect to each Fund on a month-to-month basis.

     For the period January 1, 1997 through October 31, 1997, the Administrator was paid or accrued administration fees, and voluntarily waived the amounts in parentheses:

                                               Period-Ended
                                                 10/31/97
                                                 --------
Balanced Fund                                 152,050 (152,050)
Bond Fund                                     412,197 (412,197)
New Growth Opportunities Fund                  94,474  (94,474)
Equity Income Fund                            753,781 (753,781)
Intermediate Bond Fund                        248,079 (248,079)
International Equity Fund                     209,620 (209,620)
Large Cap Growth Fund                         424,474 (424,474)
Large Cap Equity Fund                         155,983 (155,983)
Short Term Bond Fund                           22,673  (22,673)
Small Cap Value Fund                          359,594 (359,594)

                  Distribution and Sub-Administration Agreement


     The Trust has entered into a Distribution and Sub-Administration Agreement, (the "Distribution Agreement") with the Distributor, pursuant to which the Distributor acts as the Funds' exclusive underwriter, provides certain administration services and promotes and arranges for the sale of Shares. The Distributor is a wholly-owned subsidiary of BISYS Fund Services, Inc. and is unaffiliated with Chase. The Distribution Agreement provides that the Distributor will bear the expenses of printing, distributing and filing prospectuses and statements of additional information and reports used for sales purposes, and of preparing and printing sales literature and advertisements not paid for by the Distribution Plan. The Trust pays for all of the expenses for qualification of the shares of each Fund for sale in connection with the public offering of such shares, and all legal expenses in connection therewith. In addition, pursuant to the Distribution Agreement, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space.


     The Distribution Agreement is currently in effect and will continue in effect with respect to each Fund only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of such Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of each Fund on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Distribution Agreement also provides that neither the Distributor nor its personnel shall be liable for any act or omission in the course of, or connected with, rendering services under the Distribution Agreement, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

     In the event the operating expenses of any Fund, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to that Fund imposed by the securities laws or regulations thereunder of any state in which the shares of such Fund are qualified for sale, as such limitations may be raised or lowered from time to time, the Distributor shall reduce its sub-administration fee with respect to such Fund (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the Distributor shall be deducted from the monthly sub-administration fee otherwise payable with respect to such Fund during such fiscal year; and if such amounts should exceed the monthly fee, the Distributor shall pay to such Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

     In consideration of the sub-administration services provided by the Distributor pursuant to the Distribution Agreement, the Distributor receives an annual fee, payable monthly, of 0.05% of the net assets of each Fund. However, the Distributor has voluntarily agreed to waive a portion of the fees payable to it under the Distribution Agreement with respect to each Fund on a month-to-month basis.

     For the period January 1, 1997 through October 31, 1997, the Distributor was paid or accrued sub-administration fees, and voluntarily waived the amounts in parentheses:

                                               Period-Ended
                                                 10/31/97
                                                 --------
Balanced Fund                                  75,817  (75,817)
Bond Fund                                     206,098 (206,098)
New Growth Opportunities Fund                  47,237  (47,237)
Equity Income Fund                            376,891 (376,891)
Intermediate Bond Fund                        124,039 (124,039)
International Equity Fund                     104,810 (104,810)
Large Cap Growth Fund                         212,133 (212,133)
Large Cap Equity Fund                          77,992  (77,992)
Short Term Bond Fund                           11,336  (11,336)
Small Cap Value Fund                          179,797 (179,797)

                          Transfer Agent and Custodian

     The Trust has also entered into a Transfer Agency Agreement with DST Systems, Inc. ("DST") pursuant to which DST acts as transfer agent for the Trust. DST's address is 210 West 10th Street, Kansas City, MO 64105.

     Pursuant to a Custodian Agreement, Chase acts as the custodian of the assets of each Fund and receives such compensation as is from time to time agreed upon by the Trust and Chase. As custodian, Chase provides oversight and record keeping for the assets held in the portfolios of each Fund. Chase is located at 3 Metrotech Center, Brooklyn, NY 11245.

                             INDEPENDENT ACCOUNTANTS

      Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, independent accountants of the Funds, provides the Funds with audit services, tax return preparation and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

                           CERTAIN REGULATORY MATTERS

     Banking laws, including the Glass-Steagall Act as currently interpreted, prohibit bank holding companies and their affiliates from sponsoring, organizing, controlling, or distributing shares or, mutual funds, and generally prohibit banks from issuing, underwriting, selling or distributing securities. These laws do not prohibit banks or their affiliates from acting as investment adviser, administrator or custodian to mutual funds or from purchasing mutual fund shares as agent for a customer. Chase and the Trust believe that Chase (including its affiliates) may perform the services to be performed by it as described in the Prospectuses and this Statement of Additional Information without violating such laws. If future changes in these laws or interpretations required Chase to alter or discontinue any of these services, it is expected that the Board of Trustees would recommend alternative arrangements and that investors would not suffer adverse financial consequences. State securities laws may differ from the interpretations of banking law described above and banks may be required to register as dealers pursuant to state law.

     Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. Chase and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Funds' distributor or affiliates of the distributor. Chase will not invest any Fund assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by any Fund. Chase has informed the Funds that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Trust as custodian, or in the possession of any affiliate of Chase. Shareholders of the Funds should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.


                                    Expenses

     Each Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Funds' custodian for all services to the funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Funds. Shareholder servicing and distribution fees are all allocated to specific classes of the Funds. In addition, the Funds may allocate transfer agency and certain other expenses by class. Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.


                               GENERAL INFORMATION

              Description of Shares, Voting Rights and Liabilities

     Mutual Fund Select Group is an open-end, non-diversified management investment company organized as Massachusetts business trust under the laws of the Commonwealth of Massachusetts in 1996. The Trust currently consists of 10 series of shares of beneficial interest, par value $.001 per share. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

     Each Fund currently issues a single class of shares but may, in the future, offer other classes of shares. The categories of investors that are eligible to purchase shares may be different for each class of Fund shares. Other classes of shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes.

     Any person entitled to receive compensation for selling or servicing shares of a Fund may receive different levels of compensation for selling one particular class of shares rather than another.


     The business and affairs of the Trust are managed under the general direction and supervision of the Trust's Board of Trustees. The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board of Trustees recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series' or class' outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board of Trustees by written notice to the series' or class' shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.


     Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

     The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Board of Trustees has adopted a code of ethics addressing personal securities transactions by investment personnel and access persons and other related matters. The code has been designated to address potential conflicts of interest that can arise in connection with personal trading activities of such persons. Persons subject to the code are generally permitted to engage in personal securities transactions, subject to certain prohibitions, pre-clearance requirements and blackout periods.

                                Principal Holders

     As of January 31, 1998, no person owned of record 5% or more of the outstanding shares of any Fund.

Balanced Fund

Balsa & CO                      99.87%
PO Box 1768
Grand Central Station
New York, NY 10163-1768

Bond Fund

Balsa & CO                      81.73%
PO Box 1768
Grand Central Station
New York, NY 10163-1768

Liva & Company                  17.81%
c/o Chase Manhattan Bank
Attn: Mutual Fund Operations
PO Box 1412
Rochester, NY 14603-1412

Equity Income Fund

Balsa & CO                      90.94%
PO Box 1768
Grand Central Station
New York, NY 10163-1768

Liva & Company                   6.43%
c/o Chase Manhattan Bank
Attn: Mutual Fund Operations
PO Box 1412
Rochester, NY 14603-1412

Intermediate Bond Fund

Balsa & CO                      76.10%
PO Box 1768
Grand Central Station
New York, NY 10163-1768

Liva & Company                  23.70%
c/o Chase Manhattan Bank
Attn: Mutual Fund Operations
PO Box 1412
Rochester, NY 14603-1412


International Equity Fund

Balsa & CO                      82.79%
PO Box 1768
Grand Central Station
New York, NY 10163-1768

Liva & Company                  11.94%
c/o Chase Manhattan Bank
Attn: Mutual Fund Operations
PO Box 1412
Rochester, NY 14603-1412

Andrews & Company                5.17%
c/o Chase Manhattan Bank
PO Box 17665
Grand Central Station
New York, NY 10163-1768

Large Cap Growth Fund

Balsa & CO                      76.10%
PO Box 1768
Grand Central Station
New York, NY 10163-1768

Liva & Company                  23.70%
c/o Chase Manhattan Bank
Attn: Mutual Fund Operations
PO Box 1412
Rochester, NY 14603-1412

Large Cap Equity Fund

Liva & Company                  87.78%
c/o Chase Manhattan Bank
Attn: Mutual Fund Operations
PO Box 1412
Rochester, NY 14603-1412

Balsa & CO                      11.55%
PO Box 1768
Grand Central Station
New York, NY 10163-1768

New Growth Opportunities Fund

Balsa & CO                      82.35%
PO Box 1768
Grand Central Station
New York, NY 10163-1768

Liva & Company                   9.70%
c/o Chase Manhattan Bank
Attn: Mutual Fund Operations
PO Box 1412
Rochester, NY 14603-1412

Andrews & Company                7.28%
c/o Chase Manhattan Bank
PO Box 1768
Grand Central Station
New York, NY 10163-1768

Short-Term Bond Fund

Balsa & CO                      93.14%
PO Box 1768
Grand Central Station
New York, NY 10163-1768

Small Cap Value Fund

Balsa & CO                      94.28%
PO Box 1768
Grand Central Station
New York, NY 10163-1768

Liva & Company                   5.12%
c/o Chase Manhattan Bank
Attn: Mutual Fund Operations
PO Box 1412
Rochester, NY 14603-1412

                                  APPENDIX A

                       DESCRIPTION OF CERTAIN OBLIGATIONS
                     ISSUED OR GUARANTEED BY U.S. GOVERNMENT
                          AGENCIES OR INSTRUMENTALITIES

     Federal Farm Credit System Notes and Bonds--are bonds issued by a cooperatively owned nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U.S. Government. These bonds are not guaranteed by the U.S. Government.

     Maritime Administration Bonds--are bonds issued and provided by the Department of Transportation of the U.S. Government are guaranteed by the U.S. Government.

     FNMA Bonds--are bonds guaranteed by the Federal National Mortgage Association. These bonds are not guaranteed by the U.S. Government.

     FHA Debentures--are debentures issued by the Federal Housing Administration of the U.S. Government and are guaranteed by the U.S. Government.

     FHA Insured Notes--are bonds issued by the Farmers Home Administration of the U.S. Government and are guaranteed by the U.S. Government.

     GNMA Certificates--are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration and therefore guaranteed by the U.S. Government. As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures may result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee. As the prepayment rate of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. The yield which will be earned on GNMA Certificates may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates. Principal which is so prepaid will be reinvested although possibly at a lower rate. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium could result in a loss to a Fund. Due to the large amount of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate. If agency securities are purchased at a premium above principal, the premium is not guaranteed by the issuing agency and a decline in the market value to par may result in a loss of the premium, which may be particularly likely in the event of a prepayment. When and if available, U.S. Government obligations may be purchased at a discount from face value.

     FHLMC Certificates and FNMA Certificates--are mortgage-backed bonds issued by the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, respectively, and are guaranteed by the U.S. Government.

     GSA Participation Certificates--are participation certificates issued by the General Services Administration of the U.S. Government and are guaranteed by the U.S. Government.

     New Communities Debentures--are debentures issued in accordance with the provisions of Title IV of the Housing and Urban Development Act of 1968, as supplemented and extended by Title VII of the Housing and Urban Development Act of 1970, the payment of which is guaranteed by the U.S. Government.

     Public Housing Bonds--are bonds issued by public housing and urban renewal agencies in connection with programs administered by the Department of Housing and Urban Development of the U.S. Government, the payment of which is secured by the U.S. Government.

     Penn Central Transportation Certificates--are certificates issued by Penn Central Transportation and guaranteed by the U.S. Government.

     SBA Debentures--are debentures fully guaranteed as to principal and interest by the Small Business Administration of the U.S. Government.

     Washington Metropolitan Area Transit Authority Bonds--are bonds issued by the Washington Metropolitan Area Transit Authority. Some of the bonds issued prior to 1993 are guaranteed by the U.S. Government.

     FHLMC Bonds--are bonds issued and guaranteed by the Federal Home Loan Mortgage Corporation. These bonds are not guaranteed by the U.S. Government.

     Federal Home Loan Bank Notes and Bonds--are notes and bonds issued by the Federal Home Loan Bank System and are not guaranteed by the U.S. Government.

     Student Loan Marketing Association ("Sallie Mae") Notes and bonds--are notes and bonds issued by the Student Loan Marketing Association and are not guaranteed by the U.S. Government.

     D.C. Armory Board Bonds--are bonds issued by the District of Columbia Armory Board and are guaranteed by the U.S. Government.

     Export-Import Bank Certificates--are certificates of beneficial interest and participation certificates issued and guaranteed by the Export-Import Bank of the U.S. and are guaranteed by the U.S. Government.

     In the case of securities not backed by the "full faith and credit" of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitments.

     Investments may also be made in obligations of U.S. Government agencies or instrumentalities other than those listed above.

                                                                     APPENDIX B

                             DESCRIPTION OF RATINGS

A description of the rating policies of Moody's, S&P and Fitch with respect to bonds and commercial paper appears below.

Moody's Investors Service's Corporate Bond Ratings

Aaa--Bonds which are rated "Aaa" are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated "A" possess many favorable investment qualities and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguared during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated "Ca" represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers "1", "2", and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Ratings Group Corporate Bond Ratings

AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to repay principal and pay interest.

AA--Bonds rated "AA" also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and differs from "AAA" issues only in small degree.

A--Bonds rated "A" have a strong capacity to repay principal and pay interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Bonds rated "BBB" are regarded as having an adequate capacity to repay principal and pay interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for higher rated categories.

BB-B-CCC-CC-C--Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI--Bonds rated "CI" are income bonds on which no interest is being paid.

D--Bonds rated "D" are in default. The "D" category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired unless S&P believes that such payments will be made during such grace period. The "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

Moody's Investors Service's Commercial Paper Ratings

Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Prime-3--Issuers (or related supporting institutions) rated "Prime-3" have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime--Issuers rated "Not Prime" do not fall within any of the Prime rating categories.

Standard & Poor's Ratings Group Commercial Paper Ratings

A S&P commercial paper rating is current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded in several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B--Issues rated "B" are regarded as having only speculative capacity for timely payment.

C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Fitch Bond Ratings

AAA--Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated F-1+ by Fitch.

A--Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse consequences on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs, however, are not used in the AAA category.

Fitch Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch's short-term ratings are as follows:

F-1+--Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3--Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, although near-term adverse changes could cause these securities to be rated below investment grade.

LOC--The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

Like higher rated bonds, bonds rated in the Baa or BBB categories are considered to have adequate capacity to pay principal and interest. However, such bonds may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds.

After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by a Fund. However, a Fund's investment manager will consider such event in its determination of whether such Fund should continue to hold the security. To the extent the ratings given by Moody's, S&P or Fitch may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this Prospectus and in the Statement of Additional Information.

                                     PART C



                            MUTUAL FUND SELECT GROUP
                            PART C. OTHER INFORMATION

ITEM 23.   Exhibits



Exhibit
Number
-------
1           Declaration of Trust (1)
2           By-laws. (1)
3           None.
4(a)        Form of Investment Advisory Agreement. (1)


4(b)        Form of Sub-Advisory Agreement between The Chase Manhattan
            Bank and Chase Asset Management, Inc.(1)
4(c)        Form of Investment Subadvisory Agreement between The Chase
            Manhattan Bank and Chase Asset Management (London) Limited (1)
5           Form of Proposed Distribution and Sub-Administration Agreement. (1)
6(a)        Form of Retirement Plan for Eligible Trustees.(2)
6(b)        Form of Deferred Compensation Plan for Eligible Trustees. (2)
7           Form of Custodian Agreement. (1)
8(a)        Form of Transfer Agency Agreement. (1)
8(b)        Form of Administration Agreement. (1)

9           Opinion re: Legality of Securities being Registered. (4)
10          Consent of Price Waterhouse LLP (5)
11          Financial statements



                 In Part B:      Financial Statements and the Reports thereon
                                 for the Funds filed herein are incorporated by reference into Part B as part of the 1997
                                 Annual Reports to Shareholders for such Funds as filed with the Securities and Exchange
                                 Commission by Mutual Fund Select Group on Form
                                 N-30D on January 7, 1998, accession number
                                 0000950146-98-000024, which are incorporated
                                 into Part B by reference.


12          None.
13          Form of Share Purchase Agreement. (3)
14          Financial Data Schedules (5)
15          None.
24          Powers of Attorney (4)


--------------------

(1) Filed as an exhibit to the Registration Statement on Form N-1A of the Registrant (File No. 333-13317) as filed with the Securities and Exchange Commission on October 2, 1996.
(2) Incorporated by reference to Amendment No. 6 to the Registration Statement on Form N-1A of Mutual Fund Group (File No. 33-14196) as filed with the Securities and Exchange Commission on March 23, 1990.
(3) Filed as an exhibit to Pre-effective Amendment No. 1 as filed with the Securities and Exchange Commission on November 15, 1996.
(4) Filed as an exhibit to Pre-effective Amendment No. 2 as filed with the Securities and Exchange Commission on December 19, 1996.
(5) To be filed by amendment.


ITEM 25.  Persons Controlled by or Under Common
          Control with Registrant

          Not applicable

ITEM 26.  Number of Holders of Securities


                                            Number of Record
Title of Series                        Holders as of January 31, 1998
---------------                        -------------------------------

Select Balanced Fund                               12
Select Equity Income Fund                          36
Select Large Cap Equity Fund                       14
Select Large Cap Growth Fund                       45
Select New Growth Opportunities Fund               15
Select Small Cap Value Fund                        41
Select International Equity Fund                   19
Select Short-Term Bond Fund                        10
Select Intermediate Bond Fund                      22
Select Bond Fund                                   13


ITEM 27.  Indemnification

          Reference is hereby made to Article V of the Registrant's Declaration of Trust.

          The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

          Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

          Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

             Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of it counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 28(a).  Business and Other Connections of Investment Adviser

             The Chase Manhattan Bank (the "Adviser") is a commercial bank providing a wide range of banking and investment services.

             To the knowledge of the Registrant, none of the Directors or executive officers of the Adviser, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the Adviser also hold or have held various positions with bank and non-bank affiliates of the Adviser, including its parent, The Chase Manhattan Corporation. Each Director listed below is also a Director of The Chase Manhattan Corporation.

                                                                                Principal Occupation or Other
                                       Position with                            Employment of a Substantial
Name                                   the Adviser                              Nature During Past Two Years
----                                   -------------                            -----------------------------

Thomas G. Labreque                     President and Chief Operating Officer    Chairman, Chief Executive Officer
                                       and Director                             and a Director of The Chase
                                                                                Manhattan Corporation and a
                                                                                Director of AMAX, Inc.

M. Anthony Burns                       Director                                 Chairman of the Board, President
                                                                                and Chief Executive Officer of
                                                                                Ryder System, Inc.



H. Laurance Fuller                     Director                                 Chairman, President, Chief
                                                                                Executive Officer and Director of
                                                                                Amoco Corporation and Director of
                                                                                Abbott Laboratories

Henry B. Schacht                       Director                                 Chairman and Chief Executive
                                                                                Officer of Cummins Engine
                                                                                Company, Inc. and a Director of
                                                                                each of American Telephone and
                                                                                Telegraph Company and CBS Inc.

James L. Ferguson                      Director                                 Retired Chairman and Chief
                                                                                Executive Officer of General Foods
                                                                                Corporation

William H. Gray III                    Director                                 President and Chief Executive
                                                                                Officer of the United Negro College
                                                                                Fund, Inc.

Frank A. Bennack, Jr.                  Director                                 President and Chief Executive Officer
                                                                                The Hearst Corporation

Susan V. Berresford                    Director                                 President, The Ford Foundation

Melvin R. Goodes                       Director                                 Chairman of the Board and Chief Executive
                                                                                Officer, The Warner-Lambert Company

George V. Grune                        Director                                 Retired Chairman and Chief Executive
                                                                                Officer, The Reader's Digest Association,
                                                                                Inc.; Chairman, The DeWitt Wallace-
                                                                                Reader's Digest Fund; The Lila-Wallace
                                                                                Reader's Digest Fund

William B. Harrison, Jr.               Vice Chairman of the Board

Harold S. Hook                         Director                                 Chairman and Chief Executive Officer,
                                                                                General Corporation

Helen L. Kaplan                        Director                                 Of Counsel, Skadden, Arps, Slate, Meagher
                                                                                & Flom

Walter V. Shipley                      Chairman of the Board and
                                       Chief Executive Officer

Andrew C. Sigler                       Director                                 Chairman of the Board and Chief
                                                                                Executive Officer, Champion International
                                                                                Corporation
 .
John R. Stafford                       Director                                 Chairman, President and Chief Executive
                                                                                Officer, American Home Products
                                                                                Corporation

Marina v. N. Whitman                   Director                                 Professor of Business Administration and
                                                                                Public Policy, University of Michigan

Item 28(b)

Chase Asset Management ("CAM") is an Investment Advisor providing investment services to institutional clients.

        To the knowledge of the Registrant, none of the Directors or executive officers of the CAM, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the CAM also hold or have held various positions with bank and non-bank affiliates of the Advisor, including its parent, The Chase Manhattan Corporation.

                                                   Principal Occupation or Other
                      Position with                Employment of a Substantial
Name                  the Sub-Advisor              Nature During Past Two Years
----                  ---------------              ----------------------------

James Zeigon          Chairman and Director        Director of Chase
                                                   Asset Management
                                                   (London) Limited

Steven Prostano       Executive Vice President     Chief Operating Officer
                      and Chief Operating Officer  and Director of Chase
                                                   Asset Management
                                                   (London) Limited

Mark Richardson       President and Chief          Chief Investment Officer
                      Investment Officer           and Director of Chase
                                                   Asset Management
                                                   (London) Limited


Item 28(c)

        Chase Asset Management (London) Limited ("CAM London") is an Investment Advisor providing investment services to institutional clients.

        To the knowledge of the Registrant, none of the Directors or executive officers of CAM London, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of CAM London also hold or have held various positions with bank and non-bank affiliates of the Advisor, including its parent, The Chase Manhattan Corporation.


                                           Principal Occupation or Other
                     Position with         Employment of a Substantial
Name                 the Sub-Advisor       Nature During Past Two Years
----                 ---------------       ----------------------------

Michael Browne       Director              Fund Manager, The Chase Manhattan
                                           Bank, N.A.; Fund Manager, BZW
                                           Investment Management

David Gordon Ross    Director              Head of Global Fixed Income
                                           Management, Chase Asset
                                           Management, Inc.; Vice President,
                                           The Chase Manhattan Bank, N.A.

Brian Harte          Director              Investment Manager, The Chase
                                           Manhattan Bank, N.A.

Cornelia L. Kiley    Director

James Zeigon         Director              Chairman and Director of Chase
                                           Asset Management, Inc.

Mark Richardson      Chief Investment      Director, President and Chief
                     Officer and Director  Operating Officer of Chase Asset
                                           Management, Inc.

Steve Prostano       Chief Operating       Director, Executive Vice President
                     Officer and           and Chief Operating Officer of Chase
                     Director              Asset Management, Inc.

ITEM 29.  Principal Underwriters


          (a) Vista Fund Distributors, Inc., a wholly-owned subsidiary of The BISYS Group, Inc. is the underwriter for Mutual Fund Group, Mutual Fund Trust and Mutual Fund Select Trust.

          (b) The following are the Directors and officers of Vista Fund Distributors, Inc. The principal business address of each of these persons, is listed below.

                                    Position and Offices                                Position and Offices
Name and Address                    with Distributor                                    with the Registrant
----------------                    --------------------                                --------------------

Lynn J. Mangum                      Chairman                                             None
150 Clove Street
Little Falls, NJ 07424

Robert J. McMullan                  Director and Exec. Vice President                    None
150 Clove Street
Little Falls, NJ 07424

Lee W. Schultheis                   President                                            None
101 Park Avenue, 16th Floor
New York, NY 10178

George O. Martinez                  Senior Vice President                                None
3435 Stelzer Road
Columbus, OH 43219

Irimga McKay                        Vice President                                       None
1230 Columbia Street
5th Floor, Suite 500
San Diego, CA 92101

Michael Burns                       Vice President/Compliance                            None
3435 Stelzer Road
Columbus, OH 43219

William Blundin                     Vice President                                       None
125 West 55th Avenue
11th Floor
New York, NY 10019

Dennis Sheehan                      Vice President                                       None
150 Clove Street
Little Falls, NJ 07424

Annamaria Porcaro                   Assistant Secretary                                  None
150 Clove Street
Little Falls, NJ 97424

Robert Tuch                         Assistant Secretary                                  None
3435 Stelzer Road
Columbus, OH 43219

Stephen Mintos                      Executive Vice President/COO                         None
3435 Stelzer Road
Columbus, OH 43219

Dale Smith                          Vice President/CFO                                   None
3435 Stelzer Road
Columbus, OH 43219

William J. Tomko                    Vice President                                       None
3435 Stelzer Road
Columbus, OH 43219


          (c) Not applicable

ITEM 30.  Location of Accounts and Records

          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                  Name                               Address
                  ----                               -------
Vista Fund Distributors, Inc.                        101 Park Avenue,
                                                     New York, NY 10178

DST Systems, Inc.                                    210 W. 10th Street,
                                                     Kansas City, MO 64105

The Chase Manhattan Bank                             270 Park Avenue,
                                                     New York, NY 10017

Chase Asset Mangement, Inc.                          1211 Avenue of the
                                                     Americas,
                                                     New York, NY 10036

Chase Asset Management, Ltd. (London)                Colvile House
                                                     32 Curzon Street
                                                     London, England W1Y8AL

The Chase Manhattan Bank                             One Chase Square,
                                                     Rochester, NY 14363

ITEM 31.  Management Services

          Not applicable

ITEM 32.  Undertakings

                  (1) Registrant undertakes that its trustees shall promptly call a meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any such trustee or trustees when requested in writing so to do by the record holders of not less than 10 per centum of the outstanding shares of the Trust. In addition, the Registrant shall, in certain circumstances, give such shareholders assistance in communicating with other shareholders of a fund as required by Section 16(c) of the Investment Company Act of 1940.

                  (2) The Registrant, on behalf of the Funds, undertakes, provided the information required by Item 5A is contained in the latest annual report to shareholders, to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and the State of New York on the 30th day of December, 1998.


                                              MUTUAL FUND SELECT GROUP

                          By /s/ H. Richard Vartabedian
                             --------------------------
                             H. Richard Vartabedian
                             President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


             *                     Chairman and Trustee            December 30, 1998
-------------------------------
    Fergus Reid, III

/s/ H. Richard Vartabedian         President                       December 30, 1998
-------------------------------    and Trustee
    H. Richard Vartabedian

             *                     Trustee                         December 30, 1998
-------------------------------
    William J. Armstrong

             *                     Trustee                         December 30, 1998
-------------------------------
    John R.H. Blum

             *                     Trustee                         December 30, 1998
-------------------------------
    Stuart W. Cragin, Jr.

             *
-------------------------------    Trustee                         December 30, 1998
    Roland R. Eppley, Jr.

             *                     Trustee                         December 30, 1998
-------------------------------
    Joseph J. Harkins

             *                     Trustee                         December 30, 1998
-------------------------------
    Sarah E. Jones

             *
-------------------------------    Trustee                         December 30, 1998
    W.D. MacCallan

             *
-------------------------------    Trustee                         December 30, 1998
    W. Perry Neff

             *                     Trustee                         December 30, 1998
-------------------------------
    Leonard M. Spalding, Jr.

             *                     Trustee                         December 30, 1998
-------------------------------
    Irv Thode

             *                     Trustee                         December 30, 1998
-------------------------------
    Richard E. Ten Haken

/s/ Martin R. Dean                 Treasurer and                   December 30, 1998
-------------------------------    Principal Financial
    Martin R. Dean                 Officer

/s/ H. Richard Vartabedian         Attorney in                     December 30, 1998
-------------------------------    Fact
    H. Richard Vartabedian